Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Debt
Debt

11. Debt

Convertible notes

Promissory Note - GEM

On December 14, 2023, the Company and GEM Global Yield LLC SCS and GEM Yield Bahamas Limited (collectively, “GEM”) agreed to terminate in its entirety the GEM Agreement, pursuant to which GEM was to purchase from the Company shares of common stock having an aggregate value up to $100 million and the Company was required to make and execute a warrant (“GEM Warrant”). The Company’s obligation to issue the GEM Warrant remained, granting GEM the right to purchase Class A Common Stock in an amount equal to 3% of the total number of equity interests outstanding as of the Closing, calculated on a fully diluted basis, at an exercise price on the terms and conditions set forth therein, in exchange for issuance of a $2.0 million convertible debenture with a five-year maturity and 0% coupon. Due to the determination of the final terms of the planned $2.0 million convertible debenture having not been finalized, nor the final agreement related to the convertible debenture having been executed, as of December 31, 2023, the Company recognized, concurrent with the close of the merger, a liability for the GEM commitment fee, along with a corresponding GEM commitment fee expense, in the amount of $2.0 million.

On February 5, 2024, the Company and GEM entered into a settlement agreement (the “GEM Settlement Agreement”), pursuant to which (a) the Company and GEM agreed to (i) settle the Company’s obligations under and terminate the binding term sheet entered into between Legacy Parabolic and GEM, dated December 13, 2023, and (ii) terminate the share repurchase agreement, dated May 27, 2022, by and among the Company and GEM, and (b) the Company (i) agreed to pay GEM $1.2 million in cash within three business days of the GEM Settlement Agreement and (ii) issued to GEM, on February 5, 2024, an unsecured promissory zero coupon note in the amount of $1.0 million, payable in monthly installments of $100 beginning on March 1, 2024, with the final payment to be made on December 1, 2024 (the “GEM Promissory Note”). The Company paid GEM the $1.2 million in cash in February 2024.

The GEM Promissory Note provides that, in the event the Company fails to make a required monthly payment when due, the Company shall issue to GEM a number of shares of Class A Common Stock equal to the monthly payment amount divided by the VWAP of the Class A Common Stock for the trading day immediately preceding the applicable payment due date. In addition, the Company agreed to register on a registration statement 1,000 shares of Class A Common Stock that may be issuable under the terms of the GEM Promissory Note. The GEM Promissory Note contains customary events of default. If an event of default occurs, GEM may, at its option, demand from the Company immediate payment of any outstanding balance under the GEM Promissory Note. The GEM Promissory Note is recorded in the line Convertible notes on the Company’s condensed consolidated balance sheets.

As of December 31, 2024, the Company issued an aggregate of 95 shares of Class A Common Stock to GEM in lieu of monthly payment obligations and during the three months ended March 31, 2025 the Company paid an aggregate of $215 to satisfy the remaining balance of the GEM Promissory Note.

Yorkville Convertible Notes

On December 14, 2023, in connection with and pursuant to the terms of its Standby Equity Purchase Agreement (“SEPA”) with YA II PN, LTD, a Cayman Islands exempt limited partnership managed by Yorkville Advisors Global, LP (“Yorkville”), (refer to Note 14 – Equity for further details on the SEPA), Yorkville agreed to advance to the Company, in exchange for convertible promissory notes, an aggregate principal amount of up to $3.5 million, $2.0 million of which was funded at the Closing in exchange for the issuance by the Company of a Convertible Promissory Note (the “December Yorkville Convertible Note”). The Company received net proceeds of $1.8 million after a non-cash original issue discount of $200.

BANZAI INTERNATIONAL, INC.

Unaudited Notes to Condensed Consolidated Financial Statements

(Dollar amounts in thousands unless otherwise stated, except share and per share data)

On February 5, 2024, the Company and Yorkville entered into a supplemental agreement (the “SEPA Supplemental Agreement”) to increase the amount of convertible promissory notes allowed to be issued under SEPA by $1.0 million (the “Additional Pre-Paid Advance Amount”), for an aggregate principal amount of $4.5 million to be advanced by Yorkville to the Company in the form of convertible promissory notes. On February 5, 2024 in exchange for a promissory note in the principal amount of $1.0 million (the “February Yorkville Promissory Note”), with the same terms as the December Yorkville Convertible Note, the Company received net proceeds of $900 after an original issue discount of $100.

On March 26, 2024, the Company, in exchange for a convertible promissory note with a principal amount of $1.5 million (the “March Yorkville Promissory Note” and, together with the December Yorkville Convertible Note and February Yorkville Promissory Note, the “Yorkville Promissory Notes”), received net proceeds of $1,250 after an original issue discount of $250.

On May 3, 2024, the Company and Yorkville entered into a Debt Repayment Agreement (the “Original Debt Repayment Agreement”) with respect to the Yorkville Promissory Notes. Under the Original Debt Repayment Agreement, Yorkville agreed that, upon completion of a Company registered offering and repayment of an aggregate $2.0 million outstanding under the Yorkville Promissory Notes (the “Original Repayment Amount”), Yorkville would not deliver to the Company any Investor Notice (as defined in the SEPA) and would not exercise its right to convert the remainder of the amount outstanding under the Yorkville Promissory Notes for a period commencing on the date of the closing of the offering and ending on the date that is 90 days thereafter. Under the Original Debt Repayment Agreement, the Company and Yorkville also agreed to extend the maturity date of the Yorkville Promissory Notes to the date that is 120 days after the closing of the offering and to satisfy the $200 payment premium due in connection with an early redemption through the issuance of an Advance Notice (as defined in the SEPA) for shares of the Company’s Class A Common Stock, par value $0.0001 per share. The Original Debt Repayment Agreement was conditioned on the completion of the offering by June 2, 2024.

On May 22, 2024, the Company and Yorkville entered into an Amended and Restated Debt Repayment Agreement (the “Amended Debt Repayment Agreement”) with respect to the Yorkville Promissory Notes, which amends and restates the Original Debt Repayment Agreement. Under the Amended Debt Repayment Agreement, Yorkville has agreed that, upon completion of a registered offering and repayment of an aggregate $750 outstanding under the Yorkville Promissory Notes (the “Amended Repayment Amount”), Yorkville will not deliver to the Company any Investor Notice (as defined in the SEPA) and will not exercise its right to convert the remainder of the amount outstanding under the Yorkville Promissory Notes for a period commencing on the date of the closing of the offering and ending on the date that is 90 days thereafter (the “Stand-still Period”); provided that the Company will seek any consents necessary to allow Yorkville to issue Investor Notices or exercise its right to convert the remainder of the amount outstanding under the Yorkville Promissory Notes after a period of 60 days following the closing of the offering. Under the Amended Debt Repayment Agreement, the Company and Yorkville also agreed to extend the maturity date of the Yorkville Promissory Notes to the date that is 120 days after the closing of the offering and to satisfy the $75 payment premium due in connection with an early redemption through the issuance of an Advance Notice for shares of Class A Common Stock (the “Q2 Prepayment Premium”). The Amended Debt Repayment Agreement was conditioned on the completion of the offering by May 29, 2024, which condition was satisfied upon the closing of the offering on May 28, 2024 (the “May 2024 Offering”).

Pursuant to the terms of the Amended Repayment Agreement, the Company made a cash principal payment of $750 on May 31, 2024 (the “Repayment Date”), and issued an Advance Notice for the purchase of 6 shares of Class A Common Stock (the “Premium Advance Shares”) (representing the number of shares the Company reasonably believed would be sufficient to result in net proceeds of $75 as of the Repayment Date) (the “Premium Advance”). The total purchase price for the Premium Advance was $110, of which $75 was applied in satisfaction of the Payment Premium, and the remaining $35 was paid by Yorkville to the Company in cash (the “Cash Surplus”). The Premium Advance Shares were recorded at fair value totaling $116 on the Repayment Date, and the excess of fair value over the Cash Surplus was recorded to the consolidated statement of operations in line Yorkville prepayment premium expense.

On September 20, 2024, the Company entered into a Floor Price Reduction Agreement (the “Floor Price Reduction Agreement”) with Yorkville. The Company and Yorkville, pursuant to the Floor Price Adjustment Agreement, agreed to amend and restate the prior repayment agreements such that the outstanding principal under the Amended Debt Repayment Agreement was reduced to $0.7 million, with no remaining interest, the floor price, as described in the Outstanding Promissory Notes, was adjusted to $4,000.00 per share, and the maturity date for the Outstanding Promissory Notes is extended by 120 days to January 17, 2025.

The Yorkville Promissory Notes have a maturity date (as modified by the Floor Price Reduction Agreement) of January 17, 2025, and accrue interest at 0% per annum, subject to an increase to 18% per annum upon events of default as defined in the agreement. As of June 30, 2026, no events of default have occurred.

BANZAI INTERNATIONAL, INC.

Unaudited Notes to Condensed Consolidated Financial Statements

(Dollar amounts in thousands unless otherwise stated, except share and per share data)

Yorkville has the right to convert any portion of the outstanding principal into shares of Class A common stock at any time subsequent to the Stand-still Period through maturity. The number of shares issuable upon conversion is equal to the amount of principal to be converted (as specified by Yorkville) divided by the Conversion Price (as defined in the Standby Equity Purchase Agreement disclosure in Note 14 – Equity). Yorkville will not have the right to convert any portion of the principal to the extent that after giving effect to such conversion, Yorkville would beneficially own in excess of 9.99% of the total number of shares of Class A Common Stock outstanding after giving effect to such conversion.

Additionally, the Company, at its option, shall have the right, but not the obligation, to redeem early a portion or all amounts outstanding under the Promissory Notes at a redemption amount equal to the outstanding principal balance being repaid or redeemed, plus a 10% prepayment premium, plus all accrued and unpaid interest; provided that (i) the Company provides Yorkville with no less than ten trading days’ prior written notice thereof and (ii) on the date such notice is issued, the VWAP of the Class A Common Stock is less than the Fixed Price.

Upon the occurrence of certain triggering events, as defined in the Yorkville Promissory Notes agreement (each an “Amortization Event”), the Company may be required to make monthly repayments of amounts outstanding under the Yorkville Promissory Notes, with each monthly repayment to be in an amount equal to the sum of (x) $1 million, plus (y) 10% in respect of such amount, and (z) all outstanding accrued and unpaid interest as of each payment date.

During January 2024, the Company’s stock price fell below the then in effect Floor Price (as defined in the Standby Equity Purchase Agreement disclosure in Note 14 – Equity) of $4,000.00 per share for five trading days during a period of seven consecutive trading days (an Amortization Event under the terms of the December Yorkville Convertible Note agreement), thus triggering amortization payments under the terms of the December Yorkville Convertible Note. On January 24, 2024, Yorkville agreed to waive the Amortization Event trigger, prior to the date upon which any amortization payment would have been required. As discussed in the definitions below, the Floor Price was reset on February 14, 2024, in conjunction with the effective date of the Company’s Registration Statement, at a price of $588.00 per share of Class A Common Stock, thus curing the Amortization Event condition.

During the year ended December 31, 2024, $2.0 million of the full outstanding principal under the December Yorkville Convertible Note, respectively, was converted into 138 shares of Class A Common stock of the Company. During the year ended December 31, 2024, the full principal amount of $1.0 million under the February Yorkville Promissory Note was converted into 25 Class A Common stock of the Company. During the year ended December 31, 2024, the full outstanding principal amount of $750 under the March Yorkville Promissory Note was converted into 75 shares of Class A Common Stock.

On January 30, 2025 (the “Issuance Date”), in connection with and pursuant to the terms of the SEPA (refer to Note 14 – Equity for further details), Yorkville agreed to advance to the Company, in exchange for a Convertible Promissory Note (the “January 2025 Yorkville Note”), a total principal amount of $3.5 million. The Company received net proceeds of $3,140 after an original issue discount of $350, and $10 in debt issuance costs paid to Yorkville.

The January 2025 Yorkville Note had a maturity date of July 31, 2025, but may be extended at the option of the Company. Beginning on the 30th day from the Issuance Date, and continuing on the same day of each successive calendar month thereafter, (each, an “Installment Date”), the Company shall repay a portion of the outstanding balance of the January 2025 Yorkville Note in an amount equal to the sum of (i) $1.0 million of principal (or the outstanding Principal if less than such amount), plus (ii) a payment premium (in an amount equal to 4% of the Principal amount being paid (the “Payment Premium”), and (iii) accrued and unpaid interest as of each Installment Date (collectively, the “Installment Amount”). The Company maintains the right to pay each Installment Amount in cash or via an Advance Notice pursuant to the SEPA or any combination thereof. The January 2025 Yorkville Note bears an interest rate of 0% for the first 90 days following the Issuance Date, and 6% thereafter (the “Interest Rate”). The Interest Rate shall increase to an annual rate of 18% upon the occurrence of an Event of Default (as defined by the January 2025 Yorkville Note). The January 2025 Yorkville Note is convertible into shares of the Company’s Class A common stock, par value $0.0001 per share (the “Class A Common Stock”), at a conversion price of $4,000.00 per share (the “Conversion Price”). The Investor may elect to convert part or all of the outstanding balance of the Note at any time or from time to time after the Issuance Date. The Company may prepay the outstanding amount at any time, in whole or in part, subject to a 4% premium, provided that (i) the Company provides the Investor with at least 10 trading days’ prior written notice (each, a “Redemption Notice”) of its desire to prepay the outstanding amount (an “Optional Redemption”), and (ii) on the date the Redemption Notice is issued, the VWAP of the Class A Common Stock is less than the Conversion Price. Pursuant to the January 2025 Yorkville Note, the Company made payments totaling approximately $3,640, of which approximately $3,500 was applied against outstanding principal, and approximately $140 was paid to Yorkville as Payment Premiums and expensed as incurred. As of June 30, 2025, the January 2025 Yorkville Note was fully repaid.

On September 16, 2025, the Company entered into a Convertible Promissory Note (the “September 2025 Yorkville Note”) with Yorkville in principal amount of $2.0 million (the “Original Principal Amount”) to the Company, to be used as an advance under the SEPA. The Company received $890 from the Investor on that same date (“Advance #1), which reflects 50% of the Original Principal Amount, less 10% discount, and certain fees owed at such time. Upon the effectiveness of the registration statement on Form S-1, originally filed with the SEC on September 12, 2025 (File No. 333-290241) and the delivery of a closing statement, the Company received the remaining 50% of the Original Principal Amount, or $1.0 million, less 10% discount of the Original Principal Amount, netted from the purchase price due and structured as a purchase discount (“Advance #2”).

BANZAI INTERNATIONAL, INC.

Unaudited Notes to Condensed Consolidated Financial Statements

(Dollar amounts in thousands unless otherwise stated, except share and per share data)

The September 2025 Yorkville Note was issued on September 16, 2025 and the maturity date of the September 2025 Yorkville Note is March 16, 2026, but may be extended at the option of the Company. Beginning on the 30th day from the date of issuance, and continuing on the same day of each successive calendar month thereafter, (each, an “Installment Date”), the Company shall repay a portion of the outstanding balance of the Note in an amount equal to the sum of (i) $500 of principal (or the outstanding Principal if less than such amount), plus (ii) a payment premium in an amount equal to 4% of the Principal amount being paid (the “Payment Premium”), and (iii) accrued and unpaid interest hereunder as of each Installment Date (collectively, the “Installment Amount”). The Company maintains the right to pay each Installment Amount in cash or via an Advance Notice pursuant to the SEPA or any combination thereof. The September 2025 Yorkville Note bears an interest annual rate of 6%, which shall increase to 18% upon the occurrence of an Event of Default, as defined in the September 2025 Yorkville Note. The September 2025 Yorkville Note is convertible into shares of the Company’s Class A common stock, par value $0.0001 per share, at a conversion price of $500.00 per share (the “Conversion Price”). The Investor may elect to convert part or all of the outstanding balance of the September 2025 Yorkville Note at any time or from time to time after the date of issuance. The Company maintains the right to redeem all or any part of the September 2025 Yorkville Note, at any time, provided that (i) the Company provides the Investor with at least 10 trading days’ prior written notice (each, a “Redemption Notice”) of its desire to prepay the outstanding amount (an “Optional Redemption”), and (ii) on the date the Redemption Notice is issued, the VWAP of the Class A Common Stock is less than the Conversion Price.

On October 6, 2025, the Company issued an Advance Notice to Yorkville pursuant to the SEPA in which the Company requested the purchase of 575 shares of the Company’s Class A Common Stock at a purchase price of $616.00 for a total purchase price of $354 to be applied against the outstanding Yorkville Convertible Notes. Upon settlement on October 8, 2025, the Company issued 575 shares of Class A Common Stock to Yorkville.

On October 13, 2025, the Company issued an Advance Notice to Yorkville pursuant to the SEPA in which the Company requested the purchase of 325 shares of the Company’s Class A Common Stock at a purchase price of $590.00 for a total purchase price of $191 to be applied against the outstanding Yorkville Convertible Notes. Upon settlement on October 15, 2025, the Company issued 325 shares of Class A Common Stock to Yorkville.

Between April 24, 2026 and May 6, 2026, the Company issued Advance Notices to Yorkville pursuant to the SEPA in which the Company requested the purchase of approximately 15,500 shares of the Company’s Class A Common Stock at an aggregate gross value of approximately $896, and net proceeds of approximately $368 were applied against the outstanding Yorkville Convertible Notes.

Term and Convertible notes - related party (CP BF)

During 2021, the Company entered into a loan agreement with CP BF Lending, LLC (“CP BF”) comprised of a Term Note and a Convertible Note. The Term Note bears cash interest at a rate of 14% per annum paid monthly and accrued interest payable-in-kind (“PIK”) cumulatively at 1.5% per annum. The outstanding principal balance of the Term Note together with accrued and unpaid interest thereon, unpaid fees and expenses and any other Obligations then due, shall be paid on February 19, 2025 (“Loan Maturity Date”). The Convertible Note accrues PIK interest cumulatively at a rate of 15.5% per annum, and is convertible into Class A Common Stock upon Qualified Financing (as defined in the agreement), upon a Change of Control (as defined in the agreement), upon Prepayment, or at Maturity at a conversion price, which was $500.00 per unit at June 30, 2026. If not sooner converted or prepaid, the Convertible Note principal together with accrued and unpaid interest thereon, unpaid fees and expenses and any other Obligations then due, shall be paid on the Loan Maturity Date.

For all respective periods presented, the Company was not in compliance with the Minimum Gross Profit Margin covenant in section 7.14.1 of the Loan Agreement, the Minimum ARR Growth covenant in section 7.14.2 of the Loan Agreement, and the Fixed Charge Coverage Ratio covenant in section 7.14.3 of the Loan Agreement. As a result of the Company’s noncompliance with the financial covenants, the entire principal amount and all unpaid and accrued interest will be classified as current on the Company’s consolidated balance sheets.

On October 10, 2022 the Loan Agreement was amended, where CP BF waived payment by the Company of four months of cash interest with respect to the Term Note in replacement for a Convertible Note (“First Amendment Convertible Note”) in the principal amount of $321, which is not considered an Additional Loan as defined above. The First Amendment Convertible Note has the same features as the Convertible Note described above.

The effective interest rate for the Term Note was 16% and interest expense totaled $851 for the year ended December 31, 2024, comprised of $773 of contractual interest and $79 of amortization of the discount. The effective interest rate for the CP BF Convertible Note and First Amendment Convertible Note was 16% for the year ended December 31, 2024. For the year ended December 31, 2024, interest expense on the Convertible Notes totaled $350 comprised of $326 of contractual interest and $25 for the amortization of the discount.

BANZAI INTERNATIONAL, INC.

Unaudited Notes to Condensed Consolidated Financial Statements

(Dollar amounts in thousands unless otherwise stated, except share and per share data)

Convertible notes - related party (CP BF restructuring)

On September 5, 2024, the Company entered into a side letter to the loan agreement with CP BF whereby the Company agreed to consolidate the Term Note, CP BF Convertible Note and First Amendment Convertible Note (combined the “Old CP BF Notes”) into a single convertible note (the “2024 CP BF Convertible Note”). In accordance with FASB ASC 470, Debt, the Company treated the Old CP BF Notes as extinguished and recognized a loss on debt extinguishment of $6.5 million, determined by the sum of the fair value of the 2024 CP BF Convertible Note, plus the fair value of the additional equity consideration given as part of the side letter and share purchase agreement, as discussed below, in excess of the carrying value of the Old CP BF Notes. After consideration of the below transactions CP BF was determined to be a related party as they owned approximately 16% of the outstanding Class A Common Stock.

In conjunction with the side letter, the Company agreed to issue to CP BF, 35 shares of the Company’s Class A Common Stock. On September 23, 2024 the transaction was finalized and the Company issued the 2024 CP BF Convertible Note with a principal amount of $10.8 million. The outstanding principal balance of the 2024 CP BF Convertible Note together with accrued interest thereon, unpaid fees and expenses and any other Obligations then due, shall be paid on February 19, 2027 (“2024 Loan Maturity Date”). The 2024 CP BF Convertible Note accrues interest at a rate of 15.5% which interest shall be paid in kind monthly and is convertible at the holder’s option at any time on or following the effectiveness of the first resale registration statement covering the applicable conversion shares at a fixed conversion price per share of $7,780.00. Upon the occurrence, and during the continuance, of an Event of Default (as defined in the agreement), interest on the 2024 CP BF Convertible Note will bear PIK interest at a per annum rate of 20% (“2024 Default Rate.”)

The Company may voluntarily prepay the principal of the 2024 CP BF Convertible Note, in accordance with their terms, in whole or in part at any time. On the date of any such prepayment, the Company will owe to Lender: (i) all accrued interest with respect to the principal amount so prepaid through the date the prepayment is made and (ii) the Exit Fee with respect to the principal amount so prepaid, calculated as 1.0% of the outstanding principal balance of the loans, with only the portion of the principal balance so converted counted for purposes of determining the applicable Exit Fee; and provided further, that, in the event of a partial prepayment of the loans, the Exit Fee shall be calculated on the principal amount so repaid and not on the entire outstanding principal balance thereof, and (iii) all other Obligations, if any, that shall have become due and payable hereunder with respect to the principal amount so prepaid. The 2024 CP BF Convertible Note obtain features that relate to the mandatory prepayment, either partially or in whole, upon certain contingent events.

The 2024 CP BF Convertible Note has an embedded redemption put feature upon a Prepayment and Default Interest triggering events. For further discussion of this derivative see Note 7 – Fair Value Measurements.

In October 2024, CP BF exercised its optional conversion option in which it received 28 Class A Common Stock at the fixed conversion price per share of $7,780.00 in satisfaction of $216 of the Company’s obligations under the 2024 CP BF Convertible Note.

On September 23, 2024, the Company entered into a Securities Purchase Agreement (the “CP BF SPA”), a Registration Rights Agreement (the “CP BF RRA”), a Lock-Up Agreement (the “CP BF Lock Up”) and issued CP BF a Common Stock Purchase Warrant (the “CP BF Warrant”) and a Pre-Funded Warrant (the “CP BF Pre-Funded Warrant,” together with the CP BF SPA, CP BF RRA, CP BF Lock Up and CP BF Warrant, the “CP BF Transaction Documents”). Pursuant to the CP BF SPA, CP BF agreed to convert $2.0 million in debt into 131 shares of Class A Common Stock, CP BF Warrants to purchase up to 284 shares of Class A Common Stock and CP BF Pre-Funded Warrants to purchase up to 152 shares of Class A Common Stock (all such securities and shares collectively referred to as the “CP BF Registrable Securities”). The CP BF Warrant can be exercised at an initial exercise price of $7,780.00 per share, subject to adjustment for a term of five years. The CP BF Pre-Funded Warrant will be exercisable at any time after the date of issuance at an exercise price of $0.0001. Neither warrant may be exercised if the holder, together with its affiliates, would beneficially own more than 19.99% of the number of shares of Common Stock outstanding immediately after giving effect to such exercise. Both warrants may be exercised via cash or cashless exercise. Pursuant to the CP BF RRA, the Company agreed to file a registration statement to register the CP BF Registrable Securities and for the registration statement to become effective on or before December 9, 2024. Under the CP BF Lock-Up, the Company’s CEO, Joseph Davy, agreed not to sell an aggregate of 1,156 shares of Class B Common Stock that he owns until such time as CP BF no longer owns any of the CP BF Registrable Securities.

On September 24, 2024, the Company entered into a securities purchase agreement with an institutional investor for the issuance and sale in a private placement with gross proceeds to the Company of approximately $4.6 million. One of the contingent redemption features in the 2024 CP BF Convertible Note relates to the Company prepaying, either partially or in whole, the obligations upon the sale of the Company’s capital stock equal to 20% of the cash proceeds in excess of $3.0 million. For the year ended December 31, 2025, the Company paid a total of $2,840 which satisfied outstanding principal under the 2024 CP BF Convertible Note.

The effective interest rate for the 2024 CP BF Convertible Note was approximately 15.4% as of June 30, 2026. Interest expense on the 2024 CP BF Convertible Note totaled $194 and $396 for the three and six months ended June 30, 2026, respectively.

BANZAI INTERNATIONAL, INC.

Unaudited Notes to Condensed Consolidated Financial Statements

(Dollar amounts in thousands unless otherwise stated, except share and per share data)

The following table presents the 2024 CP BF Convertible Note as of June 30, 2026 and December 31, 2025:

	As of
	June 30, 2026	December 31, 2025
Face value of the CP BF convertible notes	$8,759	$8,759
Debt premium, net	—	—
Carrying value of the CP BF convertible notes	8,759	8,759
Accrued interest	1,954	1,558
Prepayments made	(5,012)	(5,012)
Conversions	(949)	(382)
Total CP BF convertible notes and accrued interest	$4,752	$4,923

CP BF Letter Agreement - October 2025

On October 14, 2025, the Company and CP BF executed a letter agreement dated October 10, 2025, pursuant to which they amended certain terms of the Loan Agreement and Note (as amended on October 15, 2025, the “CP BF Letter Agreement”). The CP BF Letter Agreement amended the Conversion Price, as defined, to ninety-five percent (95%) of the price of the Class A Common Stock on the trading day immediately preceding delivery of any Conversion Notice, subject to a floor price of $500.00. The CP BF Letter Agreement included an amendment that CP BF shall take commercially reasonable actions to partially convert the balance outstanding under the Note as of the CP BF Letter Agreement date (the “Balance”) into shares of the Company’s Class A Common Stock at the new conversion price. The CP BF Letter Agreement limits the amount of shares that CP BF can sell or convert to five percent (5%) of the aggregate daily trading volume however the Company has the right waive or increase such limitation at its discretion. The CP BF Letter Agreement also stipulates that between the time that the Company pays down at least $2.0 million against the Balance until the earlier of (a) 60 days following the date of the CP BF Letter Agreement and (b) receipt of $10.0 million in gross proceeds from the sale of Company securities, the Company will no longer be required to prepay a certain percentage of other proceeds received from securities offerings to CP BF, as stipulated in the Loan Agreement.

Pursuant to the CP BF Letter Agreement, the parties agreed to use an agreed-upon portion of other debt to partially prepay the balance outstanding under the Note as of the CP BF Letter Agreement date (the “Balance”). The Company also agreed to reserve that number of shares of Class A Common Stock equal to 120% of the number of shares of Class A Common Stock issuable upon full conversion of the Balance at the new conversion price and to register 100% of all such shares with the SEC within 60 days of the CP BF Letter Agreement. As per the CP BF Letter Agreement, subject to the receipt by CP BF of $2.0 million and the filing of the registration statement, CP BF also agreed to waive certain events of default that may have occurred or be occurring as of the date of the CP BF Letter Agreement; CP BF also agreed that until December 31, 2025, it shall not exercise any right or remedy associated with any failure on the part of the Company to comply with certain financial covenants set forth in the Loan Agreement, as they relate to the period ending September 30, 2025.

The Company’s failure to comply with the Letter Agreement shall constitute an Event of Default under the Loan Agreement.

2025 CP BF Conversions

Between October 17, 2025 and December 31, 2025, CP BF exercised its optional conversion option multiple times and received an aggregate of 314 shares of Class A Common Stock at conversion prices per share ranging from $542.00 to $550.00 in satisfaction of $165 of the Company’s obligations under the 2024 CP BF Convertible Note.

CP BF Letter Agreement - May 2026

The Conversion Price of CP BF Convertible Note was proportionately adjusted to reflect the Reverse Stock Split effective at the close of business on May 8, 2026, pursuant to Section 2.3(a)(i) of the Note. On May 15, 2026, the Company, the Guarantors and CP BF entered into a letter agreement (the “Floor Price Amendment”), further amending the Loan Agreement and the Note. Pursuant to the Floor Price Amendment, the Floor Price applicable to the Conversion Price under the Note was reduced from $500.00 (as adjusted for the Reverse Stock Split) to $45.00 (on a post-Reverse Stock Split basis). For the avoidance of doubt, the Conversion Price remains equal to 95% of the price of the Class A Common Stock on the Trading Day immediately preceding delivery of any Conversion Notice, subject to the Floor Price as amended by the Floor Price Amendment.

BANZAI INTERNATIONAL, INC.

Unaudited Notes to Condensed Consolidated Financial Statements

(Dollar amounts in thousands unless otherwise stated, except share and per share data)

Notes payable, carried at fair value

Agile Term Notes

On July 22, 2024, the Company entered into a subordinated business loan and security agreement (the “July Subordinated Business Loan and Security Agreement”) with Agile Lending, LLC (“Agile”) and Agile Capital Funding, LLC as the collateral agent (“Agile Funding”) and issued a subordinated secured promissory note (the “July Agile Note”) for an aggregate principal amount of $788 and received net proceeds of $750, after administrative agent fees of $38 paid to Agile Funding, with a maturity date of February 5, 2025. The July Agile Note bears interest at a rate of 42%.

On September 13, 2024, the Company entered into a subordinated business loan and security agreement (the “September Subordinated Business Loan and Security Agreement”) with Agile and Agile Funding and issued a subordinated secured promissory note (the “September Agile Note”) for an aggregate principal amount of $263 and received net proceeds of $250, after administrative agent fees of $13 paid to Agile Funding, with a maturity date of March 3, 2025. The September Agile Note bears interest at a rate of 48%.

On December 12, 2024, the Company issued a subordinated secured promissory note (the “December Agile Note”) for an aggregate principal amount of $2,400 and received net proceeds of $1,782, after administrative agent fees of $120 paid to Agile Funding, and net of payments to Agile of $320 and $178 in respect to early prepayment of the remaining outstanding balances of the July Agile Note and September Agile Note. The December Agile Note has a maturity date of July 10, 2025 and bears interest at a rate of 44%.

Upon the modification on December 12, 2024, the Company evaluated the debt modification guidance, determining that the modification is an extinguishment of the existing July Agile Note and September Agile Note due to the terms of the December Agile Note being substantially different from the terms of the July and September Agile Notes. As a result, the Company recorded a loss on debt extinguishment of $1,072.

On March 31, 2025, the Company issued a subordinated secured promissory note (the “March Agile Note”) for an aggregate principal amount of $4,000 and received net proceeds of $2,044, after administrative agent fees of $200 paid to Agile Funding, and net of payments to Agile of $1,756 in respect to early prepayment of the remaining outstanding balances of the December Agile Note. The March Agile Note has a maturity date of November 12, 2025 and bears interest at a rate of 44%.

Upon the modification on March 31, 2025, the Company evaluated the debt modification guidance, determining that the modification is an extinguishment of the existing December Agile Note due to the terms of the March Agile Note being substantially different from the terms of the December Agile Notes. As a result, the Company recorded a loss on debt extinguishment of $1,770.

On June 12, 2025, the Company issued a subordinated secured promissory note (the “June Agile Note”) for an aggregate principal amount of $263 and received net proceeds of $250, after administrative agent fees of $13 paid to Agile Funding. The June Agile note has a maturity date of December 15, 2025 and bears interest at a rate of 48%.

On March 30, 2026, the Company issued a subordinated secured promissory note (the “March 2026 Agile Note”) for an aggregate principal amount of $90 and received net proceeds of $85, after administrative agent fees of $5 paid to Agile Funding. The March 2026 Agile note has a maturity date of October 27, 2026 and bears interest at a rate of 44%.

The July Agile Note, the September Agile Note, the December Agile Note, the March Agile Note, June Agile Note, and the March 2026 Agile Note are together referred to as the “Agile Notes.” Interest on the Agile Notes is calculated on a 360 day year based on the actual number of days lapsed, and accrues commencing on and including the effective date pursuant to the respective agreement’s weekly repayment and amortization schedule.

The collateral under the July and September Subordinated Business Loan and Security Agreements consist of all of the Company’s goods, accounts, equipment, inventory, contract rights or rights to payment of money, leases, license agreements, franchise agreements, general intangibles (including intellectual property), commercial tort claims, documents, instruments (including any promissory notes), chattel paper (whether tangible or electronic), cash, deposit accounts and other collateral accounts, all certificates of deposit, fixtures, letters of credit rights, securities, and all other investment property, supporting obligations, and financial assets. Upon any Changes in Business or Management, Ownership (as defined in the agreements) or upon an Event of Default (as defined in the agreements), each of the July Agile Note and/or the September Agile Note then-outstanding will become accelerated and the Company shall immediately pay to Agile an amount equal to the sum of (i) all outstanding principal of the term loan plus accrued and unpaid interest thereon accrued through the prepayment date, (ii) a Prepayment Fee (as defined in the agreements), plus (iii) all other obligations that are due and payable, including, without limitation, incremental interest at the Default Rate of 5.0% (as defined in the agreements). Additionally, the Company may voluntarily prepay the July Agile Note and/or the September Agile Note, in accordance with their terms, in whole or in part at any time. On the date of such prepayment of any principal amounts, the Company will owe to Agile a Prepayment Fee comprising a make-whole premium payment on account of such principal amount prepaid, which shall be equal to the aggregate and actual amount of interest (at the contract rate of interest) that would be paid through the maturity date of the respective note, as described above.

BANZAI INTERNATIONAL, INC.

Unaudited Notes to Condensed Consolidated Financial Statements

(Dollar amounts in thousands unless otherwise stated, except share and per share data)

The Agile Notes include contingent redemption (put) rights which trigger mandatory prepayment and a make-whole premium upon certain events including an event of default, and defaulted contingent interest upon an event of default. For further discussion of this derivative, see Note 7 – Fair Value Measurements.

Following the issuance of the March Agile Note, the Company entered into a series of exchange and forbearance arrangements with Agile and Agile Funding, relating to the outstanding balance of the March Agile Note.

As of December 11, 2025, the remaining principal and accrued and unpaid interest under the March Agile Note was approximately $1,495. On December 15, 2025, the Company entered into a forbearance agreement with Agile and Agile Funding, pursuant to which Agile agreed to forbear from exercising its rights and remedies under the March Agile Note and related loan documents in connection with existing defaults. In consideration for such forbearance, the outstanding balance of the March Agile Note was increased to $2,123.

Upon the modification on December 15, 2025, the Company evaluated the debt modification guidance, determining that the modification is an extinguishment of the March Agile Note due to the terms of the March Agile Note after the modification being substantially different from before the modification as a result of the forbearance agreement. As a result, the Company recorded a loss on debt extinguishment of $633.

On December 15, 2025, the Company entered into an exchange agreement with Agile (“Agile Exchange Agreement”) pursuant to which the Company issued 1,164 shares of its Class A common stock in exchange for a reduction of $284 in the outstanding balance of the March Agile Note. Following this exchange, the outstanding balance of the March Agile Note was reduced to approximately $1,839.

Between January 27, 2026 and June 25, 2026, the Company entered into multiple exchange agreements with Agile on substantially similar terms as the Agile Exchange Agreement pursuant to which the Company issued an aggregate of 30,345 shares of its Class A common stock at conversion prices per share ranging from $29.50 to $236.00 in exchange for a reduction of $1,839 in the outstanding balance of the March Agile Note. Following these exchanges, the outstanding balance of the March Agile Note was fully extinguished.

Interest expense on the Agile Notes totaled $17 and $450 for the three and six months ended June 30, 2026, respectively.

The following presents the Agile Notes for the six months ended June 30, 2026:

Agile Term Notes
Balance at December 31, 2025	$1,728
Issuance of Agile term notes	90
Loss on issuance	30
Loss on extinguishment	58
Repayments in cash	(52)
Conversions	(1,897)
Change in fair value	113
Balance at June 30, 2026	$70

Outstanding principal balance as of June 30, 2026	$55
Accrued interest as of June 30, 2026	$—

1800 Diagonal Convertible Notes

On August 16, 2024, the Company entered into a securities purchase agreement and promissory note agreement (the “August Securities Purchase Agreement”) with 1800 Diagonal Lending LLC (“Lender”) and issued a promissory note (the “August 1800 Diagonal Note”) for an aggregate principal amount of $184 and received net proceeds of $152, after an original issue discount of $24 and issuance costs of $8 for due diligence and legal fees. The August 1800 Diagonal Note has a maturity date of June 15, 2025 and bears interest at 12% per annum. The August Securities Purchase Agreement stipulates that the Company and Lender may mutually agree to enter into additional tranches of promissory notes over the 12 month period commencing on August 16, 2024, up to an aggregate total of $750.

On September 24, 2024, the Company issued a second promissory note (the “September 1800 Diagonal Note”) for an aggregate principal amount of $124,200 and received net proceeds of $100, after an original discount of $16 and issuance costs of $8 for due diligence and legal fees. The September 1800 Diagonal Note has a maturity date of July 30, 2025 and bears interest at 12% per annum.

On July 23, 2025, the Company exercised its conversion option under the September 1800 Diagonal Note. On the conversion date, the September 1800 Diagonal Note had a fair value of $17 and converted into 35 shares of the Company’s Class A Common Stock in satisfaction of $17 of the Company’s obligations under the September 1800 Diagonal Note.

BANZAI INTERNATIONAL, INC.

Unaudited Notes to Condensed Consolidated Financial Statements

(Dollar amounts in thousands unless otherwise stated, except share and per share data)

On December 10, 2024, the Company issued a third promissory note (the “December 1800 Diagonal Note”) for an aggregate principal amount of $124 and received net proceeds of $100, after an original discount of $16 and issuance costs of $8 for due diligence and legal fees. The December 1800 Diagonal Note has a maturity date of October 15, 2025 and bears interest at 12% per annum.

On July 22, 2025, the Company exercised its conversion option under the December 1800 Diagonal Note. On the conversion date, the December 1800 Diagonal Note had a fair value of $58 and converted into 100 shares of the Company’s Class A Common Stock in satisfaction of $52 of the Company’s obligations under the December 1800 Diagonal Note.

On February 7, 2025, the Company issued a fourth promissory note (the “February 1800 Diagonal Note”) for an aggregate principal amount of $124 and received net proceeds of $100, after an original discount of $16 and issuance costs of $8 for due diligence and legal fees. The February 1800 Diagonal Note has a maturity date of December 15, 2025 and bears interest at 12% per annum. On August 11, 2025, the Company exercised its conversion option under the February 1800 Diagonal Note. On the conversion date, the February 1800 Diagonal Note had a fair value of $81 and converted into 164 shares of the Company’s Class A Common Stock in satisfaction of $70 of the Company’s obligations under the February 1800 Diagonal Note.

On April 17, 2025, the Company issued a fifth promissory note (the “April 1800 Diagonal Note”) for an aggregate principal amount of $230 and received net proceeds of $192, after an original discount of $30 and issuance costs of $8 for due diligence and legal fees. The April 1800 Diagonal Note has a maturity date of February 15, 2026 and bears interest at 12% per annum.

Between October 21, 2025 and October 27, 2025, the Lender exercised its conversion option multiple times under the April 1800 Diagonal Note and received an aggregate of 702 shares of Class A Common Stock at conversion prices per share ranging from $338.00 to $412.00 in full satisfaction of the Company’s remaining obligations under the April 1800 Diagonal Note totaling $265.

On May 9, 2025, the Company issued a sixth promissory note (the “May 1800 Diagonal Note”) for an aggregate principal amount of $163 and received net proceeds of $135, after an original discount of $21 and issuance costs of $7 for due diligence and legal fees. The May 1800 Diagonal Note has a maturity date of February 15, 2026 and bears interest at 12% per annum.

On July 23, 2025, the Company issued a seventh promissory note (the “July 1800 Diagonal Note”) for an aggregate principal amount of $296 and received net proceeds of $250, after an original discount of $39 and issuance costs of $7 for due diligence and legal fees. The July 1800 Diagonal Note has a maturity date of May 30, 2026 and bears interest at 12% per annum.

Between January 26, 2026 and January 27, 2026, the Lender exercised its conversion option multiple times under the July 1800 Diagonal Note and received an aggregate of 2,005 shares of Class A Common Stock at conversion prices per share ranging from $165.00 to $180.00 in full satisfaction of the Company’s remaining obligations under the July 1800 Diagonal Note totaling $331.

On September 12, 2025, the Company issued an eighth promissory note (the “September 2025 1800 Diagonal Note”) for an aggregate principal amount of $152 and received net proceeds of $125, after an original discount of $20 and issuance costs of $7 for due diligence and legal fees. The September 2025 1800 Diagonal Note has a maturity date of June 15, 2026 and bears interest at 14% per annum.

On March 19, 2026, the Lender exercised its conversion option under the July 1800 Diagonal Note and received 377 shares of Class A Common Stock at a conversion price per share of $147.45 in full satisfaction of the Company’s remaining obligations under the July 1800 Diagonal Note totaling $54.

On November 4, 2025, the Company issued a ninth promissory note (the “November 1800 Diagonal Note”) for an aggregate principal amount of $238 and received net proceeds of $200, after an original discount of $31 and issuance costs of $7 for due diligence and legal fees. The November 1800 Diagonal Note has a maturity date of July 30, 2026 and bears interest at 14% per annum.

On December 3, 2025, the Company issued a tenth promissory note (the “December 2025 1800 Diagonal Note”) for an aggregate principal amount of $94 and received net proceeds of $75, after an original discount of $12 and issuance costs of $7 for due diligence and legal fees. The December 2025 1800 Diagonal Note has a maturity date of August 30, 2026 and bears interest at 14% per annum.

On January 12, 2026, the Company issued an eleventh promissory note (the “1800 Diagonal Note #11”) for an aggregate principal amount of $296 and received net proceeds of $250, after an original discount of $39 and issuance costs of $7 for due diligence and legal fees. The 1800 Diagonal Note #11 has a maturity date of October 15, 2026 and bears interest at 14% per annum.

On March 17, 2026, the Company issued a twelfth promissory note (the “1800 Diagonal Note #12”) for an aggregate principal amount of $181 and received net proceeds of $150, after an original discount of $24 and issuance costs of $7 for due diligence and legal fees. The 1800 Diagonal Note #12 has a maturity date of December 15, 2026 and bears interest at 14% per annum.

BANZAI INTERNATIONAL, INC.

Unaudited Notes to Condensed Consolidated Financial Statements

(Dollar amounts in thousands unless otherwise stated, except share and per share data)

On May 4, 2026, the Company issued the thirteenth promissory note (the “1800 Diagonal Note #13”) for an aggregate principal amount of approximately $206 and received net proceeds of approximately $150, after discount and transaction fees. The note has a maturity date of January 30, 2027, and bears interest at 14%.

Between May 5, 2026 and May 11, 2026, the Lender exercised its contractual conversion option multiple times under the November 1800 Diagonal Note and September 1800 Diagonal Note and received an aggregate of approximately 4 thousand shares of Class A Common Stock at conversion prices ranging from $33.03 to $45.20 in satisfaction of approximately $136 thousand of the Company’s obligations under the respective Notes.

The August, September, December, February, April, May, July, September 2025, November, December 2025, Note #11, Note #12 and Note #13 described above are together referred to as the “1800 Diagonal Notes.” Interest on the 1800 Diagonal Notes accrues commencing on and including the issuance date pursuant to the respective agreement’s repayment and amortization schedule.

Upon an event of default, as defined in the respective agreements, all or any portion of the 1800 Diagonal Notes that are then outstanding, may become convertible at the option of the Lender into fully paid and non-assessable shares of the Company’s Common Stock up to 4.99% of the Company’s outstanding shares of Common Stock. The Notes become convertible at the Lender’s option upon an event of default, at a conversion price equal to the quotient resulting from dividing the Conversion Amount, measured as the sum of (1) the principal amount of the Note or Notes being converted in such conversion, plus (2) at the Lender’s option, accrued and unpaid interest, if any, on such principal amount at the interest rates to the respective note or notes being converted through the conversion date, plus (3) at the Lender’s option, the default interest, divided by the “Conversion Price” then in effect on the date specified in the notice of conversion (the conversion date). The Conversion Price will be measured as seventy-five percent (75%) multiplied by the market price, which means the lowest trading price for the Company’s Common Stock during the ten (10) trading day period ending on the latest complete trading day prior to the conversion date.

The 1800 Diagonal Notes include optional conversion rights to the holder upon an event of default, contingent redemption (put) rights which trigger mandatory prepayment upon event of default, and defaulted contingent interest upon an event of default. For further discussion of this derivative, see Note 7 – Fair Value Measurements.

Interest expense on the 1800 Diagonal Notes totaled approximately $57 and $172 for the three and six months ended June 30, 2026, respectively.

The following table presents the 1800 Diagonal Notes for the six months ended June 30, 2026:

1800 Diagonal
Balance at December 31, 2025	$747
Issuance of convertible notes	571
Loss on debt issuance	16
Repayments in cash	(243)
Change in fair value	184
Conversions	(521)
Balance at June 30, 2026	$754

Outstanding principal balance as of June 30, 2026	$619
Accrued interest as of June 30, 2026	$78

3i, LP Private Placement Offering

On June 27, 2025, the Company entered into a securities purchase agreement (the “Purchase Agreement”) with an institutional investor, 3i, LP (the “Buyer”) for the issuance and sale in a private placement (the “Private Placement Offering”) of senior secured convertible notes of the Company, in the aggregate original principal amount of $11.0 million (the “Private Placement Convertible Notes”) which are convertible into shares of the Company’s Class A Common Stock (the shares of Common Stock issuable pursuant to the terms of the Notes, including, without limitation, upon conversion or otherwise, collectively, the “Conversion Shares”), in accordance with the terms of the Notes.

In connection with the Offering, the Company has also entered into a letter agreement dated April 30, 2025 (the “Letter Agreement”) with Rodman & Renshaw LLC as the exclusive financial advisor (the “Financial Advisor”) pursuant to which the Company has agreed to issue financial advisor warrants to purchase up to an aggregate of 2,121 shares of Common Stock (the “Financial Advisor Warrants,” together with the Buyer Warrants, the “Private Placement Warrants”). Refer to Note 14 – Equity, for further description of the Warrants issued in the Private Placement Offering.

BANZAI INTERNATIONAL, INC.

Unaudited Notes to Condensed Consolidated Financial Statements

(Dollar amounts in thousands unless otherwise stated, except share and per share data)

On June 30, 2025, the parties conducted the initial closing pursuant to the terms of the Purchase Agreement and the Company issued an initial Note (the “June 3i Note”) and an initial warrant (“June Warrant”) to acquire shares of the Company’s Class A Common Stock. The parties conducted subsequent closings on August 19, 2025, October 8, 2025, and February 13, 2026 and the Company issued additional notes and warrants (the “August 3i Note” and the “August Warrant,” the “October 3i Note” and the “October Warrant,” and the “February 3i Note” and “February Warrant,” respectively). The following table presents the maturity date, the original principal amount, the net proceeds received by the Company after original issue discount (“OID”) and issuance fees and costs, the initial conversion price per share, and the initial conversion floor price per share at the date of closing for each Note, and the number of warrants and the initial exercise price per share for each Buyer Warrant associated with the Private Placement Offering:

	Private Placement Convertible Notes						Private Placement Warrants
Closing Date	Note Issued by the Company	Maturity Date of the Note	Original Principal Amount of the Note	Net Proceeds Received by the Company	Initial Conversion Price per Share	Initial Conversion Floor Price per Share	Warrants Issued by the Company	Number of Buyer Warrants Issued by the Company	Initial Buyer Warrant Exercise Price per Share
June 30, 2025	June 3i Note	June 30, 2026	$2,200	$1,725	$500.00	$22.00	June Warrant	336	$500.00
August 19, 2025	August 3i Note	September 19, 2026	2,200	$1,762	$500.00	$220.00	August Warrant	631	$500.00
October 8, 2025	October 3i Note	October 8, 2026	2,500	$2,011	$500.00	$124.00	October Warrant	2,000	$500.00
February 13, 2026	February 3i Note	February 13, 2027	2,333	$1,879	$222.00	$50.80	February Warrant	2,102	$222.00
Total			$9,233	$7,377				5,069

The Private Placement Convertible Notes were issued with an OID of 10.0% and accrue interest at a rate of 10.0% per annum. The net proceeds received by the Company are after the OID and issuance fees and costs, financial advisory fees and estimated offering expenses. The Private Placement Convertible Notes mature twelve (12) months from the respective date of issuance, unless extended pursuant to the terms thereof. The Notes are convertible (in whole or in part) at any time prior to the Maturity Date into the number of shares of Common Stock equal to quotient of the Conversion Amount divided by (y) the Conversion Price (the “Conversion Rate”). At no time may the Buyer hold more than 4.99% (or up to 9.99% at the election of the Buyers pursuant to the Notes) of the outstanding Common Stock. The Private Placement Convertible Notes have a respective conversion price that is subject to a floor price. In certain pricing conditions set by the conversion formula in the agreement, a conversion may result in the Company delivering both shares and cash to the Buyer. The Company intends to use the net proceeds received from the Private Placement Offering for general corporate purposes and working capital.

In September 2025, as per the terms of the Notes and Warrants, the conversion price and exercise price was adjusted to $25.00. On October 10, 2025, the Company and 3i, LP entered into a consent and waiver agreement (the “Waiver”) on certain terms of the Purchase Agreement (as defined in Note 11 – Debt in the notes to the condensed consolidated financial statements) to waive the downward adjustment prohibition in the Purchase Agreement and to provide 3i with certain Variable Rate Securities, as defined in the Purchase Agreement, solely to the extent it would otherwise be violated by the conversion price of CP BF Letter Agreement, as defined below. As such, the parties waived that the conversion price amendment of the CP BF Letter Agreement, as defined below, shall not trigger or constitute an event of default under the Purchase Agreement.

In addition, if an Event of Default (as defined in the Notes) has occurred, the Buyer may elect convert (each, an “Alternate Conversion,” and the date of such Alternate Conversion, each, an “Alternate Conversion Date”) all, or any part of, the Conversion Amount (such portion of the Conversion Amount subject to such Alternate Conversion, the “Alternate Conversion Amount”) into shares of Common Stock at a conversion rate equal to the quotient of (x) the product of (A) the Redemption Premium and (B) the Alternate Conversion Amount, divided by (y) the Alternate Conversion Price (the “Alternate Conversion Rate”). Upon the occurrence of an Event of Default, the Company is required to deliver written notice to the Buyer within one (1) business day (an “Event of Default Notice”). At any time after the earlier of (a) the Buyer’s receipt of an Event of Default Notice, and (b) the Buyer becoming aware of an Event of Default, the Buyer may require the Company to redeem all or any portion of the Notes at a 15% premium. Beginning the earlier to occur of (x) the Effective Date (as defined in the Registration Rights Agreement) of the initial Registration Statement filed pursuant to the Registration Rights Agreement and (y) August 1, 2025, and thereafter, the first Trading Day of the calendar month immediately following (each an “Installment Date”) until the Maturity Date, the Company shall repay the Buyer approximately $183 towards the principal balance of the Notes and any accrued and unpaid interest in cash or, provided certain conditions are satisfied, shares of Common Stock, at the Company’s option (collectively, the “Installment Amount”). In connection with a “Change of Control,” the Buyer shall have the right to require the Company to redeem part or all of the Notes outstanding in cash, at the highest calculation of the Change of Control Redemption Price, each of which is outlined in their entirety within the Notes.

BANZAI INTERNATIONAL, INC.

Unaudited Notes to Condensed Consolidated Financial Statements

(Dollar amounts in thousands unless otherwise stated, except share and per share data)

The Private Placement Convertible Notes include optional conversion rights to the holder upon an event of default, contingent redemption (put) rights which trigger mandatory prepayment upon event of default, and defaulted contingent interest upon an event of default.

Due to these embedded features within the Private Placement Convertible Notes, the Company elected to account for the Private Placement Convertible Notes at fair value at their respective dates of issuance and in subsequent reporting periods, pursuant to ASC 825. The Company will record changes in the fair value of the notes that relate to changes in credit risk to other comprehensive income. The remaining changes in fair value, including the component related to accrued interest, will be recorded through the other (income) expense section of the Company’s unaudited condensed consolidated statements of operations and comprehensive loss statement in a single line item.

3i, LP Conversions

Between August 12, 2025 and October 22, 2025, the Buyer exercised its contractual conversion options multiple times under the June 3i Note and received an aggregate of 3,082 shares of Class A Common Stock at conversion prices per share ranging from $382.00 to $516.00 in full satisfaction of the Company’s remaining obligations under the June 3i Note totaling $1,420.

Between September 10, 2025 and October 14, 2025, the Buyer exercised its contractual conversion option multiple times under the August 3i Note and received an aggregate of 3,088 shares of Class A Common Stock at conversion prices per share ranging from $382.00 to $484.00 in satisfaction of $1,412 of the Company’s obligations under the August 3i Note.

Between October 16, 2025 and December 11, 2025, the Buyer exercised its contractual conversion option multiple times under the October 3i Note and received an aggregate of 6,658 shares of Class A Common Stock at conversion prices per share ranging from $206.00 to $500.00 in satisfaction of $1,677 of the Company’s obligations under the October 3i Note.

Between January 7, 2026 and February 10, 2026, the Buyer exercised its contractual conversion option multiple times under the August 3i Note and received an aggregate of 3,667 shares of Class A Common Stock at a conversion price per share of $222.00 in satisfaction of $807 of the Company’s obligations under the August 3i Note.

Between January 8, 2026 and February 19, 2026, the Buyer exercised its contractual conversion option multiple times under the October 3i Note and received an aggregate of 6,076 shares of Class A Common Stock at conversion prices per share ranging from $172.0 to $204.00 in satisfaction of $1,073 of the Company’s obligations under the October 3i Note.

Between March 2, 2026 and March 25, 2026, the Buyer exercised its contractual conversion option multiple times under the February 3i Note and received an aggregate of 4,637 shares of Class A Common Stock at conversion prices per share ranging from $166.00 to $196.00 in satisfaction of $856 of the Company’s obligations under the October 3i Note.

Between April 2, 2026 and May 12, 2026, the Buyer exercised its contractual conversion option multiple times under the February 3i Note and received an aggregate of approximately 15 thousand shares of Class A Common Stock at conversion prices per share ranging from $50.80 to $153.90 in satisfaction of approximately $1.2 million of the Company’s obligations under the respective Notes.

Interest expense on the Private Placement Convertible Notes totaled approximately $19 and $201 for the three and six months ended June 30, 2026, respectively.

BANZAI INTERNATIONAL, INC.

Unaudited Notes to Condensed Consolidated Financial Statements

(Dollar amounts in thousands unless otherwise stated, except share and per share data)

The following table presents the Private Placement Convertible Notes as of June 30, 2026:

3i, LP Notes
Balance as of December 31, 2025	$1,856
Issuance of Private Placement Convertible Notes	2,121
Loss on debt issuance	1,039
Change in fair value	(569)
Conversions	(3,963)
Balance as of June 30, 2026	$484

Outstanding principal balance as of June 30, 2026	$440
Accrued interest as of June 30, 2026	$44

Boot Capital Convertible Note

On December 3, 2025, the Company issued a promissory note (the “Boot Capital Note”) for an aggregate principal amount of $115 and received $100 of proceeds, net of an original discount of $15, with a maturity date of August 30, 2026. The stated interest rate on the Boot Capital Note is 14% per annum, and interest shall accrue on the Boot Capital Note commencing on and including the issuance date pursuant to the agreement’s repayment and amortization schedule.

Upon an event of default, as defined in the agreement, all or any portion of the Boot Capital Note that is then outstanding, may become convertible at the option of the Lender into fully paid and non-assessable shares of the Company’s Common Stock up to 4.99% of the Company’s outstanding shares of Common Stock. The Boot Capital Note becomes convertible at the Lender’s option upon an event of default, at a conversion price equal to the quotient resulting from dividing the Conversion Amount, measured as the sum of (1) the principal amount of the note being converted in such conversion, plus (2) at the Lender’s option, accrued and unpaid interest, if any, on such principal amount at the interest rates to the respective note being converted through the conversion date, plus (3) at the Lender’s option, the default interest, divided by the “Conversion Price” then in effect on the date specified in the notice of conversion (the conversion date). The Conversion Price will be measured as seventy-five percent (75%) multiplied by the market price, which means the lowest trading price for the Company’s Common Stock during the ten (10) trading day period ending on the latest complete trading day prior to the conversion date.

The Boot Capital Note include optional conversion rights to the holder upon an event of default, contingent redemption (put) rights which trigger mandatory prepayment upon event of default, and defaulted contingent interest upon an event of default.

Due to these embedded features, the Company elected to account for the Boot Capital Note at fair value pursuant to ASC 825. For further discussion of fair value, see Note 7 – Fair Value Measurements.

Interest expense on the Boot Capital Note totaled approximately $11 and $21 for the three and six months ended June 30, 2026, respectively.

The following table presents the Boot Capital Convertible Note as of June 30, 2026:

Boot Capital
Balance at December 31, 2025	$116
Repayments in cash	(66)
Change in fair value	14
Balance at June 30, 2026	$64

Outstanding principal balance as of June 30, 2026	$59
Accrued interest as of June 30, 2026	$—

Venture Issuance and Payoff

On March 31, 2026, the Company executed a promissory note (“Venture Note”) for an aggregate principal amount of approximately $487 and on April 8, 2026 received net proceeds of approximately $333, after discount and transaction fees. The note has a maturity date of August 18, 2026, and bears interest at 198.5% per annum. The Company paid off this note on May 6, 2026. Interest expense on the Venture Note totaled approximately $110 and $110 for the three and six months ended June 30, 2026, respectively.

BANZAI INTERNATIONAL, INC.

Unaudited Notes to Condensed Consolidated Financial Statements

(Dollar amounts in thousands unless otherwise stated, except share and per share data)

TVT Capital Promissory Note

On April 28, 2026, the Company executed a promissory note (“TVT Note”) for an aggregate principal amount of approximately $834 and received net proceeds of approximately $579, after discount and transaction fees. The note has a maturity date of January 5, 2027, and bears interest at 106.71% per annum.

Interest expense on the TVT Note totaled approximately $58 and $58 for the three and six months ended June 30, 2026, respectively.

The following table presents the TVT Capital Promissory Note as of June 30, 2026:

TVT Capital
Balance at December 31, 2025	$—
Issuance of term notes	600
Loss on debt issuance	162
Repayments in cash	(185)
Change in fair value	24
Balance at June 30, 2026	$601

Outstanding principal balance as of June 30, 2026	$472
Accrued interest as of June 30, 2026	$—

12. Debt

Promissory Notes

Promissory Notes - Related Party

On August 30, 2023, the Company issued a subordinate promissory note (“Alco August Promissory Note”) in the aggregate principal amount of $150,000 to Alco Investment Company (“Alco”), a related party. Alco held its ownership of over 10% of the issued equity of the Company, through its ownership of Series A preferred stock. The Alco August Promissory Note bears interest at a rate of 8% per annum. The outstanding principal and accrued interest are due and payable on April 29, 2024. For the year ended December 31, 2024, interest expense on the Alco August Promissory Note totaled $11,284, comprised of $8,022 of contractual accrued interest and $3,261 for the amortization of the discount. As of December 31, 2024 the Alco August Promissory Note was converted in full (see below).

On September 13, 2023, the Company issued a subordinate promissory note (“Alco September Promissory Note”) in the aggregate principal amount of up to $1,500,000 to Alco. The Alco September Promissory Note bears interest at a rate of 8% per annum. The outstanding principal and accrued interest were due and payable on September 30, 2024, however the due date was extended and the debt subsequently settled (see below). For the year ended December 31, 2024, interest expense on the Alco September Promissory Note totaled $283,188, comprised of $92,822 of contractual accrued interest and $190,366 for the amortization of the discount. As of December 31, 2024 the Alco September Promissory Note was converted in full (see below).

On November 16, 2023, the Company issued a subordinate promissory note (“Alco November Promissory Note”) in the aggregate principal amount of up to $750,000 to Alco. The Alco November Promissory Note bears interest at a rate of 8% per annum. The outstanding principal and accrued interest were due and payable on April 13, 2024, however the due date was extended and the debt subsequently settled (see below). For the year ended December 31, 2024, interest expense on the Alco November Promissory Note totaled $321,189, comprised of $43,891 of contractual accrued interest and $277,298 for the amortization of the discount. As of December 31, 2024 the Alco November Promissory Note was converted in full (see below).

On December 13, 2023, the Company issued a subordinate promissory note (“Alco December Promissory Note”) in the aggregate principal amount of up to $2,000,000 to Alco. The Alco December Promissory Note bears interest at a rate of 8% per annum. The outstanding principal and accrued interest are due and payable on December 31, 2024. For the year ended December 31, 2024, interest expense on the Alco December Promissory Note totaled $936,941, comprised of $117,040 of contractual accrued interest and $819,901 for the amortization of the discount. As of December 31, 2024 the Alco December Promissory Note was converted in full (see below).

In connection with the issuances of the Alco September, November, and December Promissory Notes, the Company, 7GC and the Sponsor entered into share transfer agreements (the “Alco Share Transfer Agreements”) with Alco Investment Company. Pursuant to which for each $10.00 in principal borrowed under the Alco September and November Promissory Notes, the Sponsor agreed to forfeit one share of 7GC Class B Common Stock held by the Sponsor, in exchange for the right of Alco to receive one New Banzai Class A Share. For each $10.00 in principal borrowed under the December Note, the Sponsor agreed to forfeit three shares of 7GC Class B Common Stock held by the Sponsor, in exchange for the right of Alco to receive three New Banzai Class A Shares. Such forfeited and issued shares under the Alco September, November, and December Promissory Notes are capped at an amount equal to 750, 375, and 3,000, respectively. Pursuant to the Alco Share Transfer Agreements, the shares are subject to an 180-day lock-up period upon issuance of the shares.

For the Alco Share Transfer Agreements, the Company considered the guidance under ASC 815, Derivatives and Hedging, and determined that the Investor Shares underlying each of the Share Transfer Agreements described above, met the definition of a freestanding financial instrument and are not precluded from being considered indexed to the Company’s common stock. The Company determined that these shares represent a freestanding equity contract issued to the lender, resulting in a discount recorded on the notes when they are issued.

Equity-classified contracts are initially measured at fair value (or allocated value). Subsequent changes in fair value are not recognized if the contracts continue to be classified in equity. The measurement of fair value was determined utilizing various put option models in estimating the discount lack of marketability (the “DLOM”) applied to the public share price as the shares underlying each of the Share Transfer Agreements are subject to a lock-up period pursuant to each agreement, to estimate the fair value of the shares transferred. Option pricing models assume that the cost to purchase a stock option relates directly to the measurement of the DLOM. The logic behind these models is that investors may be able to quantify this price risk, due to lack of marketability, over a particular holding period where price volatility is usually estimated as a proxy for risk. The inputs and assumptions utilized in the fair value estimation included the Company’s stock price on the measurement date, a DLOM as described above, the number of shares pursuant to each Share Transfer Agreement, and a probability weighted factor for the Company’s expected percentage of completing its Business Combination, at each Share Transfer Agreement date.

April 2024 and May 2024 Amendment

On April 18, 2024, the Company amended the Alco August Promissory Note and Alco November Promissory Note to extend the maturity dates of each note to May 31, 2024 (the “Alco April 2024 Amendment”). On May 30, 2024, both parties agreed to again amend the Alco August Promissory Note and Alco November Promissory Note to further amend the maturity date to the earlier of (a) August 29, 2024 or (b) the closing of the next transaction (an “Offering”) in which the Company sells any of its Common Stock for cash with net proceeds of $4,000,000 or greater or if the holder acquires Common Stock in an amount not less than the then outstanding balance of the Alco August Promissory Note and Alco November Promissory Note (the “Alco May 2024 Amendment”). The Company evaluated the terms of both the Alco April 2024 Amendment and Alco May 2024 Amendment (the “Alco 2024 Amendments”) in accordance with ASC 470-60, Troubled Debt Restructurings, and ASC 470-50, Debt Modifications and Extinguishments. The Company determined that the Company was granted a concession by the lender based on the decrease of the effective borrowing rate on the Alco 2024 Amendments. Accordingly, the Company accounted for the Alco 2024 Amendments as troubled debt restructurings by calculating a new effective interest rate for the Alco 2024 Amendments based on the carrying amount of the debt and the present value of the revised future cash flows payment streams. The troubled debt restructurings did not result in recognition of a gain or loss in the consolidated statement of operations but does impact interest expense recognized in the future.

September 2024 Alco Promissory Note Conversion and Settlement

On September 19, 2024, the Company and Alco agreed to convert an aggregate balance of $4,711,681 of debt inclusive of principal and accrued interest, representing the aggregate total balance outstanding to Alco as of that date (excluding the carrying value of debt discounts), into 1,412 shares of Class A Common Stock, Warrants to purchase up to 6,657 shares of Class A Common Stock and Pre-Funded Warrants to purchase up to 5,245 shares of Class A Common Stock (collectively, the “Alco Securities”), and in full settlement of the balance outstanding to Alco. The Company recognized the issuance of the Alco Securities, on September 19, 2024, in full settlement of all amounts owing to Alco. The grant date fair value of the Class A Common Stock, Warrants to purchase shares of Class A Common Stock and Pre-Funded Warrants to purchase shares of Class A Common Stock, were determined to be $1,098,614, $3,687,812, and $4,080,194, respectively. As a result of this transaction, the Company recognized a loss on extinguishment of $4,808,882, as of September 23, 2024, which was recognized as loss on conversion and settlement of Alco promissory notes on the consolidated statement of operations.

Promissory Notes - 7GC

The Company assumed two promissory notes in connection with the Merger which remained outstanding as of December 31, 2023. On February 9, 2024, the $2,540,091 balance was converted into 89 shares the Company’s Class A Common Stock pursuant to the terms in the 7GC Promissory Notes.

Convertible notes

Promissory Note - GEM

On December 14, 2023, the Company and GEM Global Yield LLC SCS and GEM Yield Bahamas Limited (collectively, “GEM”) agreed to terminate in its entirety the GEM Agreement, pursuant to which GEM was to purchase from the Company shares of common stock having an aggregate value up to $100,000,000 and the Company was required to make and execute a warrant (“GEM Warrant”). The Company’s obligation to issue the GEM Warrant remained, granting GEM the right to purchase Class A Common Stock in an amount equal to 3% of the total number of equity interests outstanding as of the Closing, calculated on a fully diluted basis, at an exercise price on the terms and conditions set forth therein, in exchange for issuance of a $2.0 million convertible debenture with a five-year maturity and 0% coupon. Due to the determination of the final terms of the planned $2.0 million convertible debenture having not been finalized, nor the final agreement related to the convertible debenture having been executed, as of December 31, 2023, the Company recognized, concurrent with the close of the merger, a liability for the GEM commitment fee, along with a corresponding GEM commitment fee expense, in the amount of $2.0 million.

On February 5, 2024, the Company and GEM entered into a settlement agreement (the “GEM Settlement Agreement”), pursuant to which (a) the Company and GEM agreed to (i) settle the Company’s obligations under and terminate the binding term sheet entered into between Legacy Banzai and GEM, dated December 13, 2023, and (ii) terminate the share repurchase agreement, dated May 27, 2022, by and among the Company and GEM, and (b) the Company (i) agreed to pay GEM $1.2 million in cash within three business days of the GEM Settlement Agreement and (ii) issued to GEM, on February 5, 2024, an unsecured promissory zero coupon note in the amount of $1.0 million, payable in monthly installments of $100,000 beginning on March 1, 2024, with the final payment to be made on December 1, 2024 (the “GEM Promissory Note”). The Company paid GEM the $1.2 million in cash in February 2024.

The GEM Promissory Note provides that, in the event the Company fails to make a required monthly payment when due, the Company shall issue to GEM a number of shares of Class A Common Stock equal to the monthly payment amount divided by the VWAP of the Class A Common Stock for the trading day immediately preceding the applicable payment due date. In addition, the Company agreed to register on a registration statement 1,000 shares of Class A Common Stock that may be issuable under the terms of the GEM Promissory Note. The GEM Promissory Note contains customary events of default. If an event of default occurs, GEM may, at its option, demand from the Company immediate payment of any outstanding balance under the GEM Promissory Note. The GEM Promissory Note is recorded in the line Convertible notes on the Company’s consolidated balance sheets.

As of December 31, 2024, the Company issued an aggregate of 95 shares of Class A Common Stock to GEM in lieu of monthly payment obligations and during the year ended December 31, 2025 the Company paid an aggregate of $215,057 to satisfy the remaining balance of the GEM Promissory Note.

Convertible Notes (Yorkville)

On December 14, 2023, in connection with and pursuant to the terms of its Standby Equity Purchase Agreement (“SEPA”) with YA II PN, LTD, a Cayman Islands exempt limited partnership managed by Yorkville Advisors Global, LP (“Yorkville”), (refer to Note 15 – Equity for further details on the SEPA), Yorkville agreed to advance to the Company, in exchange for convertible promissory notes, an aggregate principal amount of up to $3,500,000, $2,000,000 of which was funded at the Closing in exchange for the issuance by the Company of a Convertible Promissory Note (the “December Yorkville Convertible Note”). The Company received net proceeds of $1,800,000 after a non-cash original issue discount of $200,000.

On February 5, 2024, the Company and Yorkville entered into a supplemental agreement (the “SEPA Supplemental Agreement”) to increase the amount of convertible promissory notes allowed to be issued under SEPA by $1,000,000 (the “Additional Pre-Paid Advance Amount”), for an aggregate principal amount of $4,500,000 to be advanced by Yorkville to the Company in the form of convertible promissory notes. On February 5, 2024 in exchange for a promissory note in the principal amount of $1,000,000 (the “February Yorkville Promissory Note”), with the same terms as the December Yorkville Convertible Note, the Company received net proceeds of $900,000 after an original issue discount of $100,000.

On March 26, 2024, the Company, in exchange for a convertible promissory note with a principal amount of $1,500,000 (the “March Yorkville Promissory Note” and, together with the December Yorkville Convertible Note and February Yorkville Promissory Note, the “Yorkville Promissory Notes”), received net proceeds of $1,250,000 after an original issue discount of $250,000.

On May 3, 2024, the Company and Yorkville entered into a Debt Repayment Agreement (the “Original Debt Repayment Agreement”) with respect to the Yorkville Promissory Notes. Under the Original Debt Repayment Agreement, Yorkville agreed that, upon completion of a Company registered offering and repayment of an aggregate $2,000,000 outstanding under the Yorkville Promissory Notes (the “Original Repayment Amount”), Yorkville would not deliver to the Company any Investor Notice (as defined in the SEPA) and would not exercise its right to convert the remainder of the amount outstanding under the Yorkville Promissory Notes for a period commencing on the date of the closing of the offering and ending on the date that is 90 days thereafter. Under the Original Debt Repayment Agreement, the Company and Yorkville also agreed to extend the maturity date of the Yorkville Promissory Notes to the date that is 120 days after the closing of the offering and to satisfy the $200,000 payment premium due in connection with an early redemption through the issuance of an Advance Notice (as defined in the SEPA) for shares of the Company’s Class A Common Stock, par value $0.0001 per share. The Original Debt Repayment Agreement was conditioned on the completion of the offering by June 2, 2024.

On May 22, 2024, the Company and Yorkville entered into an Amended and Restated Debt Repayment Agreement (the “Amended Debt Repayment Agreement”) with respect to the Yorkville Promissory Notes, which amends and restates the Original Debt Repayment Agreement. Under the Amended Debt Repayment Agreement, Yorkville has agreed that, upon completion of a registered offering and repayment of an aggregate $750,000 outstanding under the Yorkville Promissory Notes (the “Amended Repayment Amount”), Yorkville will not deliver to the Company any Investor Notice (as defined in the SEPA) and will not exercise its right to convert the remainder of the amount outstanding under the Yorkville Promissory Notes for a period commencing on the date of the closing of the offering and ending on the date that is 90 days thereafter (the “Stand-still Period”); provided that the Company will seek any consents necessary to allow Yorkville to issue Investor Notices or exercise its right to convert the remainder of the amount outstanding under the Yorkville Promissory Notes after a period of 60 days following the closing of the offering. Under the Amended Debt Repayment Agreement, the Company and Yorkville also agreed to extend the maturity date of the Yorkville Promissory Notes to the date that is 120 days after the closing of the offering and to satisfy the $75,000 payment premium due in connection with an early redemption through the issuance of an Advance Notice for shares of Class A Common Stock (the “Q2 Prepayment Premium”). The Amended Debt Repayment Agreement was conditioned on the completion of the offering by June 2, 2024, which condition was satisfied upon the closing of the offering on May 28, 2024 (the “May 2024 Offering”).

Pursuant to the terms of the Amended Repayment Agreement, the Company made a cash principal payment of $750,000 on May 31, 2024 (the “Repayment Date”), and issued an Advance Notice for the purchase of 6 shares of Class A Common Stock (the “Premium Advance Shares”) (representing the number of shares the Company reasonably believed would be sufficient to result in net proceeds of $75,000 as of the Repayment Date) (the “Premium Advance”). The total purchase price for the Premium Advance was $110,040, of which $75,000 was applied in satisfaction of the Payment Premium, and the remaining $35,040 was paid by Yorkville to the Company in cash (the “Cash Surplus”). The Premium Advance Shares were recorded at fair value totaling $115,800 on the Repayment Date, and the excess of fair value over the Cash Surplus was recorded to the consolidated statement of operations in line Yorkville prepayment premium expense.

On September 20, 2024, the Company entered into a Floor Price Reduction Agreement (the “Floor Price Reduction Agreement”) with Yorkville. The Company and Yorkville, pursuant to the Floor Price Adjustment Agreement, agreed to amend and restate the prior repayment agreements such that the outstanding principal under the Amended Debt Repayment Agreement was reduced to $0.7 million, with no remaining interest, the floor price, as described in the Outstanding Promissory Notes, was adjusted to $4,000.00, and the maturity date for the Outstanding Promissory Notes is extended by 120 days to January 17, 2025.

The Yorkville Promissory Notes have a maturity date (as modified by the Floor Price Reduction Agreement) of January 17, 2025, and accrue interest at 0% per annum, subject to an increase to 18% per annum upon events of default as defined in the agreement. As of December 31, 2025, no events of default have occurred.

Yorkville has the right to convert any portion of the outstanding principal into shares of Class A common stock at any time subsequent to the Stand-still Period through maturity. The number of shares issuable upon conversion is equal to the amount of principal to be converted (as specified by Yorkville) divided by the Conversion Price (as defined in the Standby Equity Purchase Agreement disclosure in Note 15 – Equity). Yorkville will not have the right to convert any portion of the principal to the extent that after giving effect to such conversion, Yorkville would beneficially own in excess of 9.99% of the total number of shares of Class A Common Stock outstanding after giving effect to such conversion.

Additionally, the Company, at its option, shall have the right, but not the obligation, to redeem early a portion or all amounts outstanding under the Promissory Notes at a redemption amount equal to the outstanding principal balance being repaid or redeemed, plus a 10% prepayment premium, plus all accrued and unpaid interest; provided that (i) the Company provides Yorkville with no less than ten trading days’ prior written notice thereof and (ii) on the date such notice is issued, the VWAP of the Class A Common Stock is less than the Fixed Price.

Upon the occurrence of certain triggering events, as defined in the Yorkville Promissory Notes agreement (each an “Amortization Event”), the Company may be required to make monthly repayments of amounts outstanding under the Yorkville Promissory Notes, with each monthly repayment to be in an amount equal to the sum of (x) $1,000,000, plus (y) 10% in respect of such amount, and (z) all outstanding accrued and unpaid interest as of each payment date.

During January 2024, the Company’s stock price per share fell below the then in effect Floor Price (as defined in the Standby Equity Purchase Agreement disclosure in Note 15 – Equity) of $4,000.00 for five trading days during a period of seven consecutive trading days (an Amortization Event under the terms of the December Yorkville Convertible Note agreement), thus triggering amortization payments under the terms of the December Yorkville Convertible Note. On January 24, 2024, Yorkville agreed to waive the Amortization Event trigger, prior to the date upon which any amortization payment would have been required. As discussed in the definitions below, the Floor Price was reset on February 14, 2024, in conjunction with the effective date of the Company’s Registration Statement, at a price of $588.00 per share of Class A Common Stock, thus curing the Amortization Event condition.

During the year ended December 31, 2024, $2,000,000 of the full outstanding principal under the December Yorkville Convertible Note, respectively, was converted into 138 shares of Class A Common stock of the Company. During the year ended December 31, 2024, the full principal amount of $1,000,000 under the February Yorkville Promissory Note was converted into 15 Class A Common stock of the Company. During the year ended December 31, 2024, the full outstanding principal amount of $750,000 under the March Yorkville Promissory Note was converted into 75 shares of Class A Common Stock.

On January 30, 2025 (the “Issuance Date”), in connection with and pursuant to the terms of the SEPA (refer to Note 15 – Equity for further details), Yorkville agreed to advance to the Company, in exchange for a Convertible Promissory Note (the “January 2025 Yorkville Note”), a total principal amount of $3,500,000. The Company received net proceeds of $3,140,000 after an original issue discount of $350,000, and $10,000 in debt issuance costs paid to Yorkville.

The January 2025 Yorkville Note had a maturity date of July 31, 2025, but may be extended at the option of the Company. Beginning on the 30th day from the Issuance Date, and continuing on the same day of each successive calendar month thereafter, (each, an “Installment Date”), the Company shall repay a portion of the outstanding balance of the January 2025 Yorkville Note in an amount equal to the sum of (i) $1,000,000 of principal (or the outstanding Principal if less than such amount), plus (ii) a payment premium (in an amount equal to 4% of the Principal amount being paid (the “Payment Premium”), and (iii) accrued and unpaid interest as of each Installment Date (collectively, the “Installment Amount”). The Company maintains the right to pay each Installment Amount in cash or via an Advance Notice pursuant to the SEPA or any combination thereof. The January 2025 Yorkville Note bears an interest rate of 0% for the first 90 days following the Issuance Date, and 6% thereafter (the “Interest Rate”). The Interest Rate shall increase to an annual rate of 18% upon the occurrence of an Event of Default (as defined by the January 2025 Yorkville Note). The January 2025 Yorkville Note is convertible into shares of the Company’s Class A common stock, par value $0.0001 per share (the “Class A Common Stock”), at a conversion price of $4,000.00 per share (the “Conversion Price”). The Investor may elect to convert part or all of the outstanding balance of the Note at any time or from time to time after the Issuance Date. The Company may prepay the outstanding amount at any time, in whole or in part, subject to a 4% premium, provided that (i) the Company provides the Investor with at least 10 trading days’ prior written notice (each, a “Redemption Notice”) of its desire to prepay the outstanding amount (an “Optional Redemption”), and (ii) on the date the Redemption Notice is issued, the VWAP of the Class A Common Stock is less than the Conversion Price. Pursuant to the January 2025 Yorkville Note, the Company made payments totaling approximately $3,640,000, of which approximately $3,500,000 was applied against outstanding principal, and approximately $140,000 was paid to Yorkville as Payment Premiums and expensed as incurred. As of June 30, 2025, the January 2025 Yorkville Note was fully repaid.

On September 16, 2025, the Company entered into a Convertible Promissory Note (the “September 2025 Yorkville Note”) with Yorkville in principal amount of $2,000,000 (the “Original Principal Amount”) to the Company, to be used as an advance under the SEPA. The Company received $890,000 from the Investor on that same date (“Advance #1), which reflects 50% of the Original Principal Amount, less 10% discount, and certain fees owed at such time. Upon the effectiveness of the registration statement on Form S-1, originally filed with the SEC on September 12, 2025 (File No. 333-290241) and the delivery of a closing statement, the Company received the remaining 50% of the Original Principal Amount, or $1,000,000, less 10% discount of the Original Principal Amount, netted from the purchase price due and structured as a purchase discount (“Advance #2”).

The September 2025 Yorkville Note was issued on September 16, 2025 and the maturity date of the September 2025 Yorkville Note is March 16, 2026, but may be extended at the option of the Company. Beginning on the 30th day from the date of issuance, and continuing on the same day of each successive calendar month thereafter, (each, an “Installment Date”), the Company shall repay a portion of the outstanding balance of the Note in an amount equal to the sum of (i) $500,000 of principal (or the outstanding Principal if less than such amount), plus (ii) a payment premium in an amount equal to 4% of the Principal amount being paid (the “Payment Premium”), and (iii) accrued and unpaid interest hereunder as of each Installment Date (collectively, the “Installment Amount”). The Company maintains the right to pay each Installment Amount in cash or via an Advance Notice pursuant to the SEPA or any combination thereof. The September 2025 Yorkville Note bears an interest annual rate of 6%, which shall increase to 18% upon the occurrence of an Event of Default, as defined in the September 2025 Yorkville Note. The September 2025 Yorkville Note is convertible into shares of the Company’s Class A common stock, par value $0.0001 per share, at a conversion price of $500.00 per share (the “Conversion Price”). The Investor may elect to convert part or all of the outstanding balance of the September 2025 Yorkville Note at any time or from time to time after the date of issuance. The Company maintains the right to redeem all or any part of the September 2025 Yorkville Note, at any time, provided that (i) the Company provides the Investor with at least 10 trading days’ prior written notice (each, a “Redemption Notice”) of its desire to prepay the outstanding amount (an “Optional Redemption”), and (ii) on the date the Redemption Notice is issued, the VWAP of the Class A Common Stock is less than the Conversion Price.

On October 6, 2025, the Company issued an Advance Notice to Yorkville pursuant to the SEPA in which the Company requested the purchase of 575 shares of the Company’s Class A Common Stock at a purchase price of $616.00 for a total purchase price of $354,074 to be applied against the outstanding Yorkville Convertible Notes. Upon settlement on October 8, 2025, the Company issued 575 shares of Class A Common Stock to Yorkville.

On October 13, 2025, the Company issued an Advance Notice to Yorkville pursuant to the SEPA in which the Company requested the purchase of 325 shares of the Company’s Class A Common Stock at a purchase price of $590.00 for a total purchase price of $191,477 to be applied against the outstanding Yorkville Convertible Notes. Upon settlement on October 15, 2025, the Company issued 325 shares of Class A Common Stock to Yorkville.

Term and Convertible notes - related party (CP BF)

During 2021, the Company entered into a loan agreement with CP BF Lending, LLC (“CP BF”) comprised of a Term Note and a Convertible Note. The Term Note bears cash interest at a rate of 14% per annum paid monthly and accrued interest payable-in-kind (“PIK”) cumulatively at 1.5% per annum. The outstanding principal balance of the Term Note together with accrued and unpaid interest thereon, unpaid fees and expenses and any other Obligations then due, shall be paid on February 19, 2025 (“Loan Maturity Date”). The Convertible Note accrues PIK interest cumulatively at a rate of 15.5% per annum, and is convertible into Class A Common Stock upon Qualified Financing (as defined in the agreement), upon a Change of Control (as defined in the agreement), upon Prepayment, or at Maturity at a fixed conversion price of $13,364.00 per unit. If not sooner converted or prepaid, the Convertible Note principal together with accrued and unpaid interest thereon, unpaid fees and expenses and any other Obligations then due, shall be paid on the Loan Maturity Date.

For all respective periods presented, the Company was not in compliance with the Minimum Gross Profit Margin covenant in section 7.14.1 of the Loan Agreement, the Minimum ARR Growth covenant in section 7.14.2 of the Loan Agreement, and the Fixed Charge Coverage Ratio covenant in section 7.14.3 of the Loan Agreement. As a result of the Company’s noncompliance with the financial covenants, the entire principal amount and all unpaid and accrued interest will be classified as current on the Company’s consolidated balance sheets.

On October 10, 2022 the Loan Agreement was amended, where CP BF waived payment by the Company of four months of cash interest with respect to the Term Note in replacement for a Convertible Note (“First Amendment Convertible Note”) in the principal amount of $321,345, which is not considered an Additional Loan as defined above. The First Amendment Convertible Note has the same features as the Convertible Note described above.

The effective interest rate for the Term Note was 16% and interest expense totaled $851,175 for the year ended December 31, 2024, comprised of $772,550 of contractual interest and $78,625 of amortization of the discount. The effective interest rate for the CP BF Convertible Note and First Amendment Convertible Note was 16% for the year ended December 31, 2024. For the year ended December 31, 2024, interest expense on the Convertible Notes totaled $350,430 comprised of $325,818 of contractual interest and $24,612 for the amortization of the discount.

Convertible notes - related party (CP BF restructuring)

On September 5, 2024, the Company entered into a side letter to the loan agreement with CP BF whereby the Company agreed to consolidate the Term Note, CP BF Convertible Note and First Amendment Convertible Note (combined the “Old CP BF Notes”) into a single convertible note (the “2024 CP BF Convertible Note”). In accordance with FASB ASC 470, Debt, the Company treated the Old CP BF Notes as extinguished and recognized a loss on debt extinguishment of $6,529,402, determined by the sum of the fair value of the 2024 CP BF Convertible Note, plus the fair value of the additional equity consideration given as part of the side letter and share purchase agreement, as discussed below, in excess of the carrying value of the Old CP BF Notes. After consideration of the below transactions CP BF was determined to be a related party as they owned approximately 16% of the outstanding Class A Common Stock.

In conjunction with the side letter, the Company agreed to issue to CP BF, 35 shares of the Company’s Class A Common Stock. On September 23, 2024 the transaction was finalized and the Company issued the 2024 CP BF Convertible Note with a principal amount of $10,758,775. The outstanding principal balance of the 2024 CP BF Convertible Note together with accrued interest thereon, unpaid fees and expenses and any other Obligations then due, shall be paid on February 19, 2027 (“2024 Loan Maturity Date”). The 2024 CP BF Convertible Note accrues interest at a rate of 15.5% which interest shall be paid in kind monthly and is convertible at the holder’s option at any time on or following the effectiveness of the first resale registration statement covering the applicable conversion shares at a fixed conversion price per share of $7,780.00. Upon the occurrence, and during the continuance, of an Event of Default (as defined in the agreement), interest on the 2024 CP BF Convertible Note will bear PIK interest at a per annum rate of 20% (“2024 Default Rate.”)

The Company may voluntarily prepay the principal of the 2024 CP BF Convertible Note, in accordance with their terms, in whole or in part at any time. On the date of any such prepayment, the Company will owe to Lender: (i) all accrued interest with respect to the principal amount so prepaid through the date the prepayment is made and (ii) the Exit Fee with respect to the principal amount so prepaid, calculated as 1.0% of the outstanding principal balance of the loans, with only the portion of the principal balance so converted counted for purposes of determining the applicable Exit Fee; and provided further, that, in the event of a partial prepayment of the loans, the Exit Fee shall be calculated on the principal amount so repaid and not on the entire outstanding principal balance thereof, and (iii) all other Obligations, if any, that shall have become due and payable hereunder with respect to the principal amount so prepaid. The 2024 CP BF Convertible Note obtain features that relate to the mandatory prepayment, either partially or in whole, upon certain contingent events.

The 2024 CP BF Convertible Note has an embedded redemption put feature upon a Prepayment and Default Interest triggering events. For further discussion of this derivative see Note 7 – Fair Value Measurements.

In October 2024, CP BF exercised its optional conversion option in which it received 556 Class A Common Stock at the fixed conversion price per share of $7,780.00 in satisfaction of $216,284 of the Company’s obligations under the 2024 CP BF Convertible Note.

On September 23, 2024, the Company entered into a Securities Purchase Agreement (the “CP BF SPA”), a Registration Rights Agreement (the “CP BF RRA”), a Lock-Up Agreement (the “CP BF Lock Up”) and issued CP BF a Common Stock Purchase Warrant (the “CP BF Warrant”) and a Pre-Funded Warrant (the “CP BF Pre-Funded Warrant,” together with the CP BF SPA, CP BF RRA, CP BF Lock Up and CP BF Warrant, the “CP BF Transaction Documents”). Pursuant to the CP BF SPA, CP BF agreed to convert $2,000,000 in debt into 131 shares of Class A Common Stock, CP BF Warrants to purchase up to 283 shares of Class A Common Stock and CP BF Pre-Funded Warrants to purchase up to 153 shares of Class A Common Stock (all such securities and shares collectively referred to as the “CP BF Registrable Securities”). The CP BF Warrant can be exercised at an initial exercise price of $7,780.00 per share, subject to adjustment for a term of five years. The CP BF Pre-Funded Warrant will be exercisable at any time after the date of issuance at an exercise price of $0.0001. Neither warrant may be exercised if the holder, together with its affiliates, would beneficially own more than 19.99% of the number of shares of Common Stock outstanding immediately after giving effect to such exercise. Both warrants may be exercised via cash or cashless exercise. Pursuant to the CP BF RRA, the Company agreed to file a registration statement to register the CP BF Registrable Securities and for the registration statement to become effective on or before December 9, 2024. Under the CP BF Lock-Up, the Company’s CEO, Joseph Davy, agreed not to sell an aggregate of 1,156 shares of Class B Common Stock that he owns until such time as CP BF no longer owns any of the CP BF Registrable Securities.

On September 24, 2024, the Company entered into a securities purchase agreement with an institutional investor for the issuance and sale in a private placement with gross proceeds to the Company of approximately $4.6 million. One of the contingent redemption features in the 2024 CP BF Convertible Note relates to the Company prepaying, either partially or in whole, the obligations upon the sale of the Company’s capital stock equal to 20% of the cash proceeds in excess of $3,000,000. For the year ended December 31, 2025, the Company paid a total of $2,840,677 which satisfied outstanding principal under the 2024 CP BF Convertible Note.

The effective interest rate for the 2024 CP BF Convertible Note was approximately 15.4% for the year ended December 31, 2025 and 2024. For the year ended December 31, 2025 and 2024, interest expense on the 2024 CP BF Convertible Note totaled $1,177,033 and $368,525, respectively.

The following table presents the 2024 CP BF Convertible Note as of December 31, 2025 and 2024:

	As of December 31,
	2025	2024
Face value of the CP BF convertible notes	$8,758,775	$8,758,775
Debt premium, net	—	11,066
Carrying value of the CP BF convertible notes	8,758,775	8,769,841
Accrued interest	1,557,558	369,459
Prepayments made	(5,011,987)	(283,315)
Conversions	(381,745)	(216,284)
Total CP BF convertible notes and accrued interest	$4,922,601	$8,639,701

CP BF Letter Agreement

On October 14, 2025, the Company and CP BF executed a letter agreement dated October 10, 2025, pursuant to which they amended certain terms of the Loan Agreement and Note (as amended on October 15, 2025, the “CP BF Letter Agreement”). The CP BF Letter Agreement amended the Conversion Price, as defined, to ninety-five percent (95%) of the price of the Class A Common Stock on the trading day immediately preceding delivery of any Conversion Notice, subject to a floor price of $500.00. The CP BF Letter Agreement included an amendment that CP BF shall take commercially reasonable actions to partially convert the balance outstanding under the Note as of the CP BF Letter Agreement date (the “Balance”) into shares of the Company’s Class A Common Stock at the new conversion price. The CP BF Letter Agreement limits the amount of shares that CP BF can sell or convert to five percent (5%) of the aggregate daily trading volume however the Company has the right waive or increase such limitation at its discretion. The CP BF Letter Agreement also stipulates that between the time that the Company pays down at least $2,000,000 against the Balance until the earlier of (a) 60 days following the date of the CP BF Letter Agreement and (b) receipt of $10,000,000 in gross proceeds from the sale of Company securities, the Company will no longer be required to prepay a certain percentage of other proceeds received from securities offerings to CP BF, as stipulated in the Loan Agreement.

Pursuant to the CP BF Letter Agreement, the parties agreed to use an agreed-upon portion of other debt to partially prepay the balance outstanding under the Note as of the CP BF Letter Agreement date (the “Balance”). The Company also agreed to reserve that number of shares of Class A Common Stock equal to 120% of the number of shares of Class A Common Stock issuable upon full conversion of the Balance at the new conversion price and to register 100% of all such shares with the SEC within 60 days of the CP BF Letter Agreement. As per the CP BF Letter Agreement, subject to the receipt by CP BF of $2,000,000 and the filing of the registration statement, CP BF also agreed to waive certain events of default that may have occurred or be occurring as of the date of the CP BF Letter Agreement; CP BF also agreed that until December 31, 2025, it shall not exercise any right or remedy associated with any failure on the part of the Company to comply with certain financial covenants set forth in the Loan Agreement, as they relate to the period ending September 30, 2025.

The Company’s failure to comply with the Letter Agreement shall constitute an Event of Default under the Loan Agreement.

2025 CP BF Conversions

Between October 17, 2025 and December 31, 2025, CP BF exercised its optional conversion option multiple times and received an aggregate of 314 shares of Class A Common Stock at conversion prices per share ranging from $542.00 to $550.00 in satisfaction of $165,461 of the Company’s obligations under the 2024 CP BF Convertible Note.

Notes payable, carried at fair value

Agile Term Notes

On July 22, 2024, the Company entered into a subordinated business loan and security agreement (the “July Subordinated Business Loan and Security Agreement”) with Agile Lending, LLC (“Agile”) and Agile Capital Funding, LLC as the collateral agent (“Agile Funding”) and issued a subordinated secured promissory note (the “July Agile Note”) for an aggregate principal amount of $787,500 and received net proceeds of $750,000, after administrative agent fees of $37,500 paid to Agile Funding, with a maturity date of February 5, 2025. The July Agile Note bears interest at a rate of 42%.

On September 13, 2024, the Company entered into a subordinated business loan and security agreement (the “September Subordinated Business Loan and Security Agreement”) with Agile and Agile Funding and issued a subordinated secured promissory note (the “September Agile Note”) for an aggregate principal amount of $262,500 and received net proceeds of $250,000, after administrative agent fees of $12,500 paid to Agile Funding, with a maturity date of March 3, 2025. The September Agile Note bears interest at a rate of 48%.

On December 12, 2024, the Company issued a subordinated secured promissory note (the “December Agile Note”) for an aggregate principal amount of $2,400,000 and received net proceeds of $1,782,438, after administrative agent fees of $120,000 paid to Agile Funding, and net of payments to Agile of $319,500 and $178,063 in respect to early prepayment of the remaining outstanding balances of the July Agile Note and September Agile Note. The December Agile Note has a maturity date of July 10, 2025 and bears interest at a rate of 44%.

Upon the modification on December 12, 2024, the Company evaluated the debt modification guidance, determining that the modification is an extinguishment of the existing July Agile Note and September Agile Note due to the terms of the December Agile Note being substantially different from the terms of the July and September Agile Notes. As a result, the Company recorded a loss on debt extinguishment of $1,071,563.

On March 31, 2025, the Company issued a subordinated secured promissory note (the “March Agile Note”) for an aggregate principal amount of $4,000,000 and received net proceeds of $2,044,105, after administrative agent fees of $200,000 paid to Agile Funding, and net of payments to Agile of $1,755,895 in respect to early prepayment of the remaining outstanding balances of the December Agile Note. The March Agile Note has a maturity date of November 12, 2025 and bears interest at a rate of 44%.

Upon the modification on March 31, 2025, the Company evaluated the debt modification guidance, determining that the modification is an extinguishment of the existing December Agile Note due to the terms of the March Agile Note being substantially different from the terms of the December Agile Notes. As a result, the Company recorded a loss on debt extinguishment of $1,769,895.

On June 12, 2025, the Company issued a subordinated secured promissory note (the “June Agile Note”) for an aggregate principal amount of $262,500 and received net proceeds of $250,000, after administrative agent fees $12,500 paid to Agile Funding. The June Agile note has a maturity date of December 15, 2025 and bears interest at a rate of 48%.

The July Agile Note, the September Agile Note, the December Agile Note, the March Agile Note, and the June Agile Note are together referred to as the “Agile Notes.” Interest on the Agile Notes is calculated on a 360 day year based on the actual number of days lapsed, and accrues commencing on and including the effective date pursuant to the respective agreement’s weekly repayment and amortization schedule.

The collateral under the July and September Subordinated Business Loan and Security Agreements consist of all of the Company’s goods, accounts, equipment, inventory, contract rights or rights to payment of money, leases, license agreements, franchise agreements, general intangibles (including intellectual property), commercial tort claims, documents, instruments (including any promissory notes), chattel paper (whether tangible or electronic), cash, deposit accounts and other collateral accounts, all certificates of deposit, fixtures, letters of credit rights, securities, and all other investment property, supporting obligations, and financial assets. Upon any Changes in Business or Management, Ownership (as defined in the agreements) or upon an Event of Default (as defined in the agreements), each of the July Agile Note and or the September Agile Note then-outstanding will become accelerated and the Company shall immediately pay to Agile an amount equal to the sum of (i) all outstanding principal of the term loan plus accrued and unpaid interest thereon accrued through the prepayment date, (ii) a Prepayment Fee (as defined in the agreements), plus (iii) all other obligations that are due and payable, including, without limitation, incremental interest at the Default Rate of 5.0% (as defined in the agreements). Additionally, the Company may voluntarily prepay the July Agile Note and or the September Agile Note, in accordance with their terms, in whole or in part at any time. On the date of such prepayment of any principal amounts, the Company will owe to Agile a Prepayment Fee comprising a make-whole premium payment on account of such principal amount prepaid, which shall be equal to the aggregate and actual amount of interest (at the contract rate of interest) that would be paid through the maturity date of the respective note, as described above.

The Agile Notes include contingent redemption (put) rights which trigger mandatory prepayment and a make-whole premium upon certain events including an event of default, and defaulted contingent interest upon an event of default. For further discussion of this derivative, see Note 7 – Fair Value Measurements.

Following the issuance of the March Agile Note, the Company entered into a series of exchange and forbearance arrangements with Agile and Agile Funding, relating to the outstanding balance of the March Agile Note.

As of December 11, 2025, the remaining principal and accrued and unpaid interest under the March Agile Note was approximately $1,495,375. On December 15, 2025, the Company entered into a forbearance agreement with Agile and Agile Funding, pursuant to which Agile agreed to forbear from exercising its rights and remedies under the March Agile Note and related loan documents in connection with existing defaults. In consideration for such forbearance, the outstanding balance of the March Agile Note was increased to $2,123,432.

Upon the modification on December 15, 2025, the Company evaluated the debt modification guidance, determining that the modification is an extinguishment of the March Agile Note due to the terms of the March Agile Note after the modification being substantially different from before the modification as a result of the forbearance agreement. As a result, the Company recorded a loss on debt extinguishment of $632,837.

On December 15, 2025, the Company entered into an exchange agreement with Agile pursuant to which the Company issued 1,164 shares of its Class A common stock in exchange for a reduction of $284,000 in the outstanding balance of the March Agile Note. Following this exchange, the outstanding balance of the March Agile Note was reduced to approximately $1,839,432.

Interest expense on the Agile Notes totaled $2,727,280 and $100,095 for the year ended December 31, 2025 and 2024, respectively.

The following presents the Agile Notes for the year ended December 31, 2025:

Agile Term Notes
Balance at December 31, 2024	3,143,000
Issuance of Agile term notes	4,262,500
Loss on issuance	110,500
Loss on extinguishment	2,402,732
Repayments in cash	(8,079,300)
Conversions	(284,000)
Change in fair value	173,055
Balance at December 31, 2025	$1,728,487

Outstanding principal balance as of December 31, 2025	$1,839,433
Accrued interest as of December 31, 2025	$—

1800 Diagonal Convertible Notes

On August 16, 2024, the Company entered into a securities purchase agreement and promissory note agreement (the “August Securities Purchase Agreement”) with 1800 Diagonal Lending LLC (“Lender”) and issued a promissory note (the “August 1800 Diagonal Note”) for an aggregate principal amount of $184,000 and received net proceeds of $152,000, after an original issue discount of $24,000 and issuance costs of $8,000 for due diligence and legal fees. The August 1800 Diagonal Note has a maturity date of June 15, 2025 and bears interest at 12% per annum. The August Securities Purchase Agreement stipulates that the Company and Lender may mutually agree to enter into additional tranches of promissory notes over the 12 month period commencing on August 16, 2024, up to an aggregate total of $750,000.

On September 24, 2024, the Company issued a second promissory note (the “September 1800 Diagonal Note”) for an aggregate principal amount of $124,200 and received net proceeds of $100,000, after an original discount of $16,200 and issuance costs of $8,000 for due diligence and legal fees. The September 1800 Diagonal Note has a maturity date of July 30, 2025 and bears interest at 12% per annum. On July 23, 2025, the Company exercised its conversion option under the September 1800 Diagonal Note. On the conversion date, the September 1800 Diagonal Note had a fair value of $17,000 and converted into 35 shares of the Company’s Class A Common Stock in satisfaction of $17,388 of the Company’s obligations under the September 1800 Diagonal Note.

On December 10, 2024, the Company issued a third promissory note (the “December 1800 Diagonal Note”) for an aggregate principal amount of $124,200 and received net proceeds of $100,000, after an original discount of $16,200 and issuance costs of $8,000 for due diligence and legal fees. The December 1800 Diagonal Note has a maturity date of October 15, 2025 and bears interest at 12% per annum. On July 22, 2025, the Company exercised its conversion option under the December 1800 Diagonal Note. On the conversion date, the December 1800 Diagonal Note had a fair value of $58,000 and converted into 100 shares of the Company’s Class A Common Stock in satisfaction of $52,164 of the Company’s obligations under the December 1800 Diagonal Note.

On February 7, 2025, the Company issued a fourth promissory note (the “February 1800 Diagonal Note”) for an aggregate principal amount of $124,200 and received net proceeds of $100,000, after an original discount of $16,200 and issuance costs of $8,000 for due diligence and legal fees. The February 1800 Diagonal Note has a maturity date of December 15, 2025 and bears interest at 12% per annum. On August 11, 2025, the Company exercised its conversion option under the February 1800 Diagonal Note. On the conversion date, the February 1800 Diagonal Note had a fair value of $80,700 and converted into 164 shares of the Company’s Class A Common Stock in satisfaction of $69,552 of the Company’s obligations under the February 1800 Diagonal Note.

On April 17, 2025, the Company issued a fifth promissory note (the “April 1800 Diagonal Note”) for an aggregate principal amount of $230,000 and received net proceeds of $192,000, after an original discount of $30,000 and issuance costs of $8,000 for due diligence and legal fees. The April 1800 Diagonal Note has a maturity date of February 15, 2026 and bears interest at 12% per annum.

Between October 21, 2025 and October 27, 2025, the Lender exercised its conversion option multiple times under the April 1800 Diagonal Note and received an aggregate of 702 shares of Class A Common Stock at conversion prices per share ranging from $338.00 to $412.00 in full satisfaction of the Company’s remaining obligations under the April 1800 Diagonal Note totaling $265,100.

On May 9, 2025, the Company issued a sixth promissory note (the “May 1800 Diagonal Note”) for an aggregate principal amount of $163,300 and received net proceeds of $135,000, after an original discount of $21,300 and issuance costs of $7,000 for due diligence and legal fees. The May 1800 Diagonal Note has a maturity date of February 15, 2026 and bears interest at 12% per annum.

On July 23, 2025, the Company issued a seventh promissory note (the “July 1800 Diagonal Note”) for an aggregate principal amount of $295,550 and received net proceeds of $250,000, after an original discount of $38,550 and issuance costs of $7,000 for due diligence and legal fees. The July 1800 Diagonal Note has a maturity date of May 30, 2026 and bears interest at 12% per annum.

On September 12, 2025, the Company issued an eighth promissory note (the “September 2025 1800 Diagonal Note”) for an aggregate principal amount of $151,800 and received net proceeds of $125,000, after an original discount of $19,800 and issuance costs of $7,000 for due diligence and legal fees. The September 2025 1800 Diagonal Note has a maturity date of June 15, 2026 and bears interest at 14% per annum.

On November 4, 2025, the Company issued a ninth promissory note (the “November 1800 Diagonal Note”) for an aggregate principal amount of $238,050 and received net proceeds of $200,000, after an original discount of $31,050 and issuance costs of $7,000 for due diligence and legal fees. The November 1800 Diagonal Note has a maturity date of July 30, 2026 and bears interest at 14% per annum.

The August, September, December, February, April, May, July, September 2025 and November notes described above are together referred to as the “1800 Diagonal Notes.” Interest on the 1800 Diagonal Notes accrues commencing on and including the issuance date pursuant to the respective agreement’s repayment and amortization schedule.

Upon an event of default, as defined in the respective agreements, all or any portion of the 1800 Diagonal Notes that are then outstanding, may become convertible at the option of the Lender into fully paid and non-assessable shares of the Company’s Common Stock up to 4.99% of the Company’s outstanding shares of Common Stock. The Notes become convertible at the Lender’s option upon an event of default, at a conversion price equal to the quotient resulting from dividing the Conversion Amount, measured as the sum of (1) the principal amount of the Note or Notes being converted in such conversion, plus (2) at the Lender’s option, accrued and unpaid interest, if any, on such principal amount at the interest rates to the respective note or notes being converted through the conversion date, plus (3) at the Lender’s option, the default interest, divided by the “Conversion Price” then in effect on the date specified in the notice of conversion (the conversion date). The Conversion Price will be measured as seventy-five percent (75%) multiplied by the market price, which means the lowest trading price for the Company’s Common Stock during the ten (10) trading day period ending on the latest complete trading day prior to the conversion date.

The 1800 Diagonal Notes include optional conversion rights to the holder upon an event of default, contingent redemption (put) rights which trigger mandatory prepayment upon event of default, and defaulted contingent interest upon an event of default. For further discussion of this derivative, see Note 7 – Fair Value Measurements.

Interest expense on the 1800 Diagonal Notes totaled approximately $306,696 and $100,095 for the year ended December 31, 2025 and 2024, respectively.

The following table presents the 1800 Diagonal Notes year ended December 31, 2025:

1800 Diagonal
Balance at December 31, 2024	$432,000
Issuance of convertible notes	1,297,200
Loss on debt issuance	140,215
Repayments in cash	(615,457)
Change in fair value	(49,478)
Conversions	(457,493)
Balance at December 31, 2025	$746,987

Outstanding principal balance as of December 31, 2025	$721,938
Accrued interest as of December 31, 2025	$71,015

3i, LP Private Placement Offering

On June 27, 2025, the Company entered into a securities purchase agreement (the “Purchase Agreement”) with an institutional investor, 3i, LP (the “Buyer”) for the issuance and sale in a private placement (the “Private Placement Offering”) of senior secured convertible notes of the Company, in the aggregate original principal amount of $11,000,000 (the “Private Placement Convertible Notes”) which are convertible into shares of the Company’s Class A Common Stock (the shares of Common Stock issuable pursuant to the terms of the Notes, including, without limitation, upon conversion or otherwise, collectively, the “Conversion Shares”), in accordance with the terms of the Notes.

In connection with the Offering, the Company has also entered into a letter agreement dated April 30, 2025 (the “Letter Agreement”) with Rodman & Renshaw LLC as the exclusive financial advisor (the “Financial Advisor”) pursuant to which the Company has agreed to issue financial advisor warrants to purchase up to an aggregate of 106 shares of Common Stock (the “Financial Advisor Warrants,” together with the Buyer Warrants, the “Private Placement Warrants”). Refer to Note 15 – Equity, for further description of the Warrants issued in the Private Placement Offering.

On June 30, 2025, the parties conducted the initial closing pursuant to the terms of the Purchase Agreement and the Company issued an initial Note (the “June 3i Note”) and an initial warrant (“June Warrant”) to acquire shares of the Company’s Class A Common Stock. The parties conducted subsequent closings on August 19, 2025 and October 8, 2025 and the Company issued additional notes and warrants (the “August 3i Note” and the “August Warrant,” and the “October 3i Note” and the “October Warrant,” respectively). The following table presents the maturity date, the original principal amount, the net proceeds received by the Company after original issue discount and issuance fees and costs, the initial conversion price per share, and the initial conversion floor price per share at the date of closing for each Note, and the number of warrants and the initial exercise price per share for each Buyer Warrant associated with the Private Placement Offering:

	Private Placement Notes						Private Placement Warrants
Closing Date	Note Issued by the Company	Maturity Date of the Note	Original Principal Amount of the Note	Net Proceeds Received by the Company	Initial Conversion Price per Share	Initial Conversion Floor Price per Share	Warrants Issued by the Company	Number of Buyer Warrants Issued by the Company	Initial Buyer Warrant Exercise Price per Share
June 30, 2025	June 3i Note	June 30, 2026	$2,200,000	$1,725,000	$500.00	$22.00	June Warrant	336	$500.00
August 19, 2025	August 3i Note	September 19, 2026	$2,200,000	$1,762,000	$500.00	$220.00	August Warrant	631	$500.00
October 8, 2025	October 3i Note	October 8, 2026	$2,500,000	$2,010,909	$500.00	$124.00	October Warrant	1,000	$500.00
Total			$6,900,000	$5,497,909				1,967

The Private Placement Notes were issued with an original issue discount of 10.0% and accrue interest at a rate of 10.0% per annum.

The net proceeds received by the Company are after the original issue discount and issuance fees and costs, financial advisory fees and estimated offering expenses. The Private Placement Notes mature twelve (12) months from the respective date of issuance, unless extended pursuant to the terms thereof. The Notes are convertible (in whole or in part) at any time prior to the Maturity Date into the number of shares of Common Stock equal to quotient of the Conversion Amount divided by (y) the Conversion Price (the “Conversion Rate”). At no time may the Buyer hold more than 4.99% (or up to 9.99% at the election of the Buyers pursuant to the Notes) of the outstanding Common Stock. The Private Placement Notes have a respective conversion price that is subject to a floor price. In certain pricing conditions set by the conversion formula in the agreement, a conversion may result in the Company delivering both shares and cash to the Buyer. The Company intends to use the net proceeds received from the Private Placement Offering for general corporate purposes and working capital.

In September 2025, as per the terms of the Notes and Warrants, the conversion price and exercise price was adjusted to $25.00. On October 10, 2025, the Company and 3i, LP entered into a consent and waiver agreement (the “Waiver”) on certain terms of the Purchase Agreement (as defined in Note 12 – Debt in the notes to the consolidated financial statements) to waive the downward adjustment prohibition in the Purchase Agreement and to provide 3i with certain Variable Rate Securities, as defined in the Purchase Agreement, solely to the extent it would otherwise be violated by the conversion price of CP BF Letter Agreement, as defined below. As such, the parties waived that the conversion price amendment of the CP BF Letter Agreement, as defined below, shall not trigger or constitute an event of default under the Purchase Agreement.

In addition, if an Event of Default (as defined in the Notes) has occurred, the Buyer may elect convert (each, an “Alternate Conversion,” and the date of such Alternate Conversion, each, an “Alternate Conversion Date”) all, or any part of, the Conversion Amount (such portion of the Conversion Amount subject to such Alternate Conversion, the “Alternate Conversion Amount”) into shares of Common Stock at a conversion rate equal to the quotient of (x) the product of (A) the Redemption Premium and (B) the Alternate Conversion Amount, divided by (y) the Alternate Conversion Price (the “Alternate Conversion Rate”). Upon the occurrence of an Event of Default, the Company is required to deliver written notice to the Buyer within one (1) business day (an “Event of Default Notice”). At any time after the earlier of (a) the Buyer’s receipt of an Event of Default Notice, and (b) the Buyer becoming aware of an Event of Default, the Buyer may require the Company to redeem all or any portion of the Notes at a 15% premium. Beginning the earlier to occur of (x) the Effective Date (as defined in the Registration Rights Agreement) of the initial Registration Statement filed pursuant to the Registration Rights Agreement and (y) August 1, 2025, and thereafter, the first Trading Day of the calendar month immediately following (each an “Installment Date”) until the Maturity Date, the Company shall repay the Buyer approximately $183,333 towards the principal balance of the Notes and any accrued and unpaid interest in cash or, provided certain conditions are satisfied, shares of Common Stock, at the Company’s option (collectively, the “Installment Amount”). In connection with a “Change of Control,” the Buyer shall have the right to require the Company to redeem part or all of the Notes outstanding in cash, at the highest calculation of the Change of Control Redemption Price, each of which is outlined in their entirety within the Notes.

The Private Placement Convertible Notes include optional conversion rights to the holder upon an event of default, contingent redemption (put) rights which trigger mandatory prepayment upon event of default, and defaulted contingent interest upon an event of default.

Due to these embedded features within the Private Placement Convertible Notes, the Company elected to account for the Private Placement Convertible Notes at fair value at their respective dates of issuance and in subsequent reporting periods, pursuant to ASC 825. The Company will record changes in the fair value of the notes that relate to changes in credit risk to other comprehensive income. The remaining changes in fair value, including the component related to accrued interest, will be recorded through the other (income) expense section of the Company’s consolidated statements of operations and comprehensive loss statement in a single line item.

3i, LP Conversions

Between August 12, 2025 and October 22, 2025, the Buyer exercised its contractual conversion options multiple times under the June 3i Note and received an aggregate of 3,082 shares of Class A Common Stock at conversion prices per share ranging from $382.00 to $516.00 in full satisfaction of the Company’s remaining obligations under the June 3i Note totaling $1,419,698.

Between September 10, 2025 and October 14, 2025, the Buyer exercised its contractual conversion option multiple times under the August 3i Note and received an aggregate of 3,088 shares of Class A Common Stock at conversion prices per share ranging from $382.00 to $484.00 in satisfaction of $1,411,667 of the Company’s obligations under the August 3i Note.

Between October 16, 2025 and December 11, 2025, the Buyer exercised its contractual conversion option multiple times under the October 3i Note and received an aggregate of 6,658 shares of Class A Common Stock at conversion prices per share ranging from $206.00 to $500.00 in satisfaction of $1,676,667 of the Company’s obligations under the October 3i Note.

Interest expense on the Private Placement Convertible Notes totaled approximately $1,193,231 for the year ending December 31, 2025.

The following table presents the Private Placement Convertible Notes as of December 31, 2025:

3i, LP Notes
Issuance of Private Placement Convertible Notes	$6,450,000
Loss on debt issuance	3,349,000
Repayments in cash	(1,291,516)
Change in fair value	(2,308,368)
Conversions	(4,343,116)
Balance as of December 31, 2025	$1,856,000

Outstanding principal balance as of December 31, 2025	$1,709,091
Accrued interest as of December 31, 2025	$170,909

Boot Capital

On December 3, 2025, the Company issued a first promissory note (the “Boot Capital Note”) for an aggregate principal amount of $115,000 and received $100,000 of proceeds, net of an original discount of $15,000, with a maturity date of August 30, 2026. The stated interest rate on the Boot Capital Note is 14% per annum, and interest shall accrue on the Boot Capital Note commencing on and including the issuance date pursuant to the agreement’s repayment and amortization schedule.

Upon an event of default, as defined in the agreement, all or any portion of the Boot Capital Note that is then outstanding, may become convertible at the option of the Lender into fully paid and non-assessable shares of the Company’s Common Stock up to 4.99% of the Company’s outstanding shares of Common Stock. The Boot Capital Note becomes convertible at the Lender’s option upon an event of default, at a conversion price equal to the quotient resulting from dividing the Conversion Amount, measured as the sum of (1) the principal amount of the note being converted in such conversion, plus (2) at the Lender’s option, accrued and unpaid interest, if any, on such principal amount at the interest rates to the respective note being converted through the conversion date, plus (3) at the Lender’s option, the default interest, divided by the “Conversion Price” then in effect on the date specified in the notice of conversion (the conversion date). The Conversion Price will be measured as seventy-five percent (75%) multiplied by the market price, which means the lowest trading price for the Company’s Common Stock during the ten (10) trading day period ending on the latest complete trading day prior to the conversion date.

The Boot Capital Note include optional conversion rights to the holder upon an event of default, contingent redemption (put) rights which trigger mandatory prepayment upon event of default, and defaulted contingent interest upon an event of default.

Due to these embedded features, the Company elected to account for the Boot Capital Note at fair value pursuant to ASC 825. For further discussion of fair value, see Note 7 – Fair Value Measurements.

Boot Capital Convertible Notes

The following table presents the Private Placement Convertible Notes as of December 31, 2025:

Boot Capital
Balance at December 31, 2024	$—
Issuance of convertible notes	100,000
Loss on debt issuance	12,611
Repayments in cash	—
Change in fair value	3,225
Conversions	—
Balance at December 31, 2025	$115,836

Outstanding principal balance as of December 31, 2025	$115,000
Accrued interest as of December 31, 2025	$1,670